UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-06310

Legg Mason Partners Variable Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 877-6LM-FUND/656-3863

Date of fiscal year end: December 31

Date of reporting period: December 31, 2024

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Western Asset Core Plus VIT Portfolio
Class I
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class I1	$52	0.52%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class I shares of Western Asset Core Plus VIT Portfolio returned -0.42%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Plus VIT Portfolio	PAGE 1	7391-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class I 12/31/2014 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	10 Year
Class I	-0.42	-1.16	1.47
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.35
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$133,077,950
Total Number of Portfolio Holdings*	911
Total Management Fee Paid	$1,266,065
Portfolio Turnover Rate	107%
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Plus VIT Portfolio	PAGE 2	7391-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus VIT Portfolio	PAGE 3	7391-ATSR-0225

Western Asset Core Plus VIT Portfolio
Class II
Annual Shareholder Report | December 31, 2024

This annual shareholder report contains important information about Western Asset Core Plus VIT Portfolio for the period January 1, 2024, to December 31, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class II1	$77	0.77%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
1	Does not reflect expenses incurred from investing through variable annuity or variable life insurance products.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2024, Class II shares of Western Asset Core Plus VIT Portfolio returned -0.86%. The Fund compares its performance to the Bloomberg U.S. Aggregate Index, which returned 1.25% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Structured products as spreads generally tightened
↑	Investment-grade credit positioning as spreads tightened
↑	Agency mortgage-backed security positioning as spreads tightened

Top detractors from performance:
↓	Long duration position as yields rose
↓	Yield curve positioning as the curve steepened
↓	Emerging market positioning
Use of derivatives and the impact on performance:
The Fund utilized treasury futures, options and swaps to manage duration, yield curve positioning and credit exposure. In aggregate, these derivatives detracted from performance.
Western Asset Core Plus VIT Portfolio	PAGE 1	7168-ATSR-0225

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class II 5/1/2015 — 12/31/2024
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2024

	1 Year	5 Year	Since Inception (5/1/2015)
Class II	-0.86	-1.42	0.95
Bloomberg U.S. Aggregate Index	1.25	-0.33	1.30
Performance does not reflect expenses incurred from investing through variable annuity or variable life insurance products, which if reflected, would reduce performance of the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Important data provider notices and terms available at   www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2024)

Total Net Assets	$133,077,950
Total Number of Portfolio Holdings*	911
Total Management Fee Paid	$1,266,065
Portfolio Turnover Rate	107%
*	Does not include derivatives, except purchased options, if any.
Western Asset Core Plus VIT Portfolio	PAGE 2	7168-ATSR-0225

WHAT DID THE FUND INVEST IN? (as of December 31, 2024)
Portfolio Composition*,† (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
†	Certain categories may represent less than 0.1%.
HOW HAS THE FUND CHANGED?
Effective August 21, 2024, the Fund’s named portfolio management team consists of Michael C. Buchanan, Mark S. Lindbloom, Frederick R. Marki and Julien A. Scholnick.
This is a summary of certain changes to the Fund since January 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at 877-6LM-FUND/656-3863 or
prospectus@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Western Asset Core Plus VIT Portfolio	PAGE 3	7168-ATSR-0225

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Robert Abeles, Jr., possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify an “audit committee financial expert,” and has designated Mr. Abeles, Jr. as the Audit Committee’s financial expert. Mr. Abeles, Jr. is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2023 and December 31, 2024 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $137,018 in December 31, 2023 and $146,739 in December 31, 2024.

(b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2023 and $0 in December 31, 2024.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $30,000 in December 31, 2023 and $30,000 in December 31, 2024. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Variable Income Trust., were $0 in December 31, 2023 and $0 in December 31, 2024.

There were no other non-audit services rendered by the Auditor to Franklin Templeton Fund Adviser, LLC (“FTFA”), and any entity controlling, controlled by or under common control with FTFA that provided ongoing services to Legg Mason Partners Variable Income Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by FTFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Income Trust, FTFA and any entity controlling, controlled by, or under common control with FTFA that provides ongoing services to Legg Mason Partners Variable Income Trust during the reporting period were $342,635 in December 31, 2023 and $334,889 in December 31, 2024.

(h) Yes. Legg Mason Partners Variable Income Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Income Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Robert Abeles, Jr.

Jane F. Dasher

Anita L. DeFrantz

Susan B. Kerley

Michael Larson

Avedick B. Poladian

William E.B. Siart

Jaynie M. Studenmund

Peter J. Taylor

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Western Asset
Core Plus VIT Portfolio
Financial Statements and Other Important Information
Annual  | December 31, 2024

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedule of Investments
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Corporate Bonds & Notes — 33.6%
Communication Services — 4.0%
Diversified Telecommunication Services — 1.1%
AT&T Inc., Senior Notes	2.300%	6/1/27	140,000	$132,175
AT&T Inc., Senior Notes	2.250%	2/1/32	170,000	140,610
AT&T Inc., Senior Notes	2.550%	12/1/33	40,000	32,235
AT&T Inc., Senior Notes	5.350%	9/1/40	20,000	19,386
AT&T Inc., Senior Notes	5.550%	8/15/41	10,000	9,767
AT&T Inc., Senior Notes	4.350%	6/15/45	68,000	55,791
AT&T Inc., Senior Notes	3.550%	9/15/55	96,000	64,630
AT&T Inc., Senior Notes	3.800%	12/1/57	10,000	6,908
AT&T Inc., Senior Notes	3.650%	9/15/59	30,000	19,891
Telefonica Emisiones SA, Senior Notes	5.213%	3/8/47	150,000	133,066
Verizon Communications Inc., Senior Notes	3.875%	2/8/29	50,000	48,248
Verizon Communications Inc., Senior Notes	3.150%	3/22/30	60,000	54,957
Verizon Communications Inc., Senior Notes	1.750%	1/20/31	80,000	65,955
Verizon Communications Inc., Senior Notes	2.550%	3/21/31	132,000	113,729
Verizon Communications Inc., Senior Notes	4.500%	8/10/33	70,000	66,013
Verizon Communications Inc., Senior Notes	4.780%	2/15/35	182,000	173,330 (a)
Verizon Communications Inc., Senior Notes	5.250%	3/16/37	100,000	97,717
Verizon Communications Inc., Senior Notes	2.650%	11/20/40	80,000	54,740
Verizon Communications Inc., Senior Notes	3.400%	3/22/41	50,000	37,842
Verizon Communications Inc., Senior Notes	3.850%	11/1/42	10,000	7,868
Verizon Communications Inc., Senior Notes	4.125%	8/15/46	50,000	39,669
Verizon Communications Inc., Senior Notes	5.500%	3/16/47	10,000	9,699
Verizon Communications Inc., Senior Notes	4.000%	3/22/50	100,000	75,996
Verizon Communications Inc., Senior Notes	2.875%	11/20/50	30,000	18,443
Total Diversified Telecommunication Services				1,478,665
Entertainment — 0.2%
Walt Disney Co., Senior Notes	6.650%	11/15/37	50,000	55,807
Warnermedia Holdings Inc., Senior Notes	6.412%	3/15/26	20,000	20,008
Warnermedia Holdings Inc., Senior Notes	3.755%	3/15/27	70,000	67,452
Warnermedia Holdings Inc., Senior Notes	4.054%	3/15/29	70,000	65,152
Warnermedia Holdings Inc., Senior Notes	4.279%	3/15/32	90,000	79,333
Warnermedia Holdings Inc., Senior Notes	5.050%	3/15/42	20,000	16,068
Warnermedia Holdings Inc., Senior Notes	5.141%	3/15/52	10,000	7,435
Warnermedia Holdings Inc., Senior Notes	5.391%	3/15/62	30,000	22,078
Total Entertainment				333,333
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.750%	2/1/32	260,000	$228,488 (a)
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.908%	7/23/25	10,000	9,992
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.200%	3/15/28	220,000	212,772
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.050%	3/30/29	150,000	146,886
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	2.800%	4/1/31	40,000	33,749
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	4.400%	4/1/33	120,000	107,259
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.550%	6/1/34	80,000	81,869
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	80,000	71,238
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	5/1/47	10,000	8,222
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.750%	4/1/48	30,000	25,679
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.125%	7/1/49	40,000	31,354
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	6.834%	10/23/55	30,000	29,346
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	70,000	55,763
Comcast Corp., Senior Notes	3.300%	4/1/27	40,000	38,866
Comcast Corp., Senior Notes	4.150%	10/15/28	60,000	58,542
Comcast Corp., Senior Notes	3.400%	4/1/30	50,000	46,408
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Media — continued
Comcast Corp., Senior Notes	4.250%	10/15/30	170,000	$163,997
Comcast Corp., Senior Notes	3.750%	4/1/40	40,000	32,202
Comcast Corp., Senior Notes	3.969%	11/1/47	130,000	98,618
Comcast Corp., Senior Notes	4.000%	3/1/48	10,000	7,603
Comcast Corp., Senior Notes	3.450%	2/1/50	50,000	34,264
Comcast Corp., Senior Notes	2.800%	1/15/51	60,000	35,697
Comcast Corp., Senior Notes	2.887%	11/1/51	50,000	30,096
Comcast Corp., Senior Notes	5.350%	5/15/53	130,000	120,470
Comcast Corp., Senior Notes	2.937%	11/1/56	27,000	15,739
Comcast Corp., Senior Notes	4.950%	10/15/58	20,000	17,312
DISH DBS Corp., Senior Notes	5.125%	6/1/29	40,000	25,786
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	30,000	27,325 (a)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	10,000	8,569 (a)
Fox Corp., Senior Notes	6.500%	10/13/33	30,000	31,629
Fox Corp., Senior Notes	5.476%	1/25/39	40,000	38,056
Time Warner Cable LLC, Senior Secured Notes	6.550%	5/1/37	40,000	38,752
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	10,000	10,183
Time Warner Cable LLC, Senior Secured Notes	5.875%	11/15/40	90,000	80,621
Total Media				2,003,352
Wireless Telecommunication Services — 1.2%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	510,000	367,846 (a)
Rogers Communications Inc., Senior Notes	5.300%	2/15/34	100,000	97,508
T-Mobile USA Inc., Senior Notes	3.500%	4/15/25	30,000	29,869
T-Mobile USA Inc., Senior Notes	2.250%	2/15/26	20,000	19,440
T-Mobile USA Inc., Senior Notes	3.750%	4/15/27	20,000	19,545
T-Mobile USA Inc., Senior Notes	2.625%	2/15/29	60,000	54,586
T-Mobile USA Inc., Senior Notes	3.375%	4/15/29	60,000	56,045
T-Mobile USA Inc., Senior Notes	3.875%	4/15/30	370,000	348,348
T-Mobile USA Inc., Senior Notes	2.550%	2/15/31	50,000	43,029
T-Mobile USA Inc., Senior Notes	2.875%	2/15/31	50,000	43,999
T-Mobile USA Inc., Senior Notes	3.500%	4/15/31	130,000	117,981
T-Mobile USA Inc., Senior Notes	2.700%	3/15/32	150,000	127,049
T-Mobile USA Inc., Senior Notes	5.150%	4/15/34	190,000	187,014
T-Mobile USA Inc., Senior Notes	4.375%	4/15/40	30,000	26,028
T-Mobile USA Inc., Senior Notes	3.000%	2/15/41	20,000	14,273
Total Wireless Telecommunication Services				1,552,560

Total Communication Services				5,367,910
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Consumer Discretionary — 3.0%
Automobile Components — 0.1%
ZF North America Capital Inc., Senior Notes	6.875%	4/23/32	210,000	$199,388 (a)
Automobiles — 1.0%
Ford Motor Co., Senior Notes	3.250%	2/12/32	100,000	83,197
Ford Motor Co., Senior Notes	6.100%	8/19/32	110,000	109,512
Ford Motor Co., Senior Notes	4.750%	1/15/43	30,000	23,678
Ford Motor Credit Co. LLC, Senior Notes	4.950%	5/28/27	200,000	198,264
General Motors Co., Senior Notes	6.125%	10/1/25	108,000	108,869
General Motors Co., Senior Notes	5.600%	10/15/32	40,000	40,359
General Motors Co., Senior Notes	6.600%	4/1/36	10,000	10,506
General Motors Financial Co. Inc., Senior Notes	4.350%	1/17/27	20,000	19,780
Nissan Motor Co. Ltd., Senior Notes	3.522%	9/17/25	470,000	463,379 (a)
Nissan Motor Co. Ltd., Senior Notes	4.345%	9/17/27	230,000	221,531 (a)
Total Automobiles				1,279,075
Broadline Retail — 0.3%
Amazon.com Inc., Senior Notes	3.875%	8/22/37	80,000	70,703
Amazon.com Inc., Senior Notes	2.500%	6/3/50	90,000	53,743
Amazon.com Inc., Senior Notes	4.250%	8/22/57	20,000	16,396
Prosus NV, Senior Notes	3.061%	7/13/31	260,000	218,468 (a)
Total Broadline Retail				359,310
Hotels, Restaurants & Leisure — 1.4%
Hilton Domestic Operating Co. Inc., Senior Notes	6.125%	4/1/32	90,000	89,812 (a)
Las Vegas Sands Corp., Senior Notes	2.900%	6/25/25	160,000	158,359
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	50,000	46,515
Las Vegas Sands Corp., Senior Notes	6.000%	8/15/29	70,000	70,977
McDonald’s Corp., Senior Notes	3.600%	7/1/30	90,000	84,453
McDonald’s Corp., Senior Notes	3.625%	9/1/49	10,000	7,215
McDonald’s Corp., Senior Notes	4.200%	4/1/50	110,000	86,981
Melco Resorts Finance Ltd., Senior Notes	7.625%	4/17/32	210,000	211,067 (a)
NCL Corp. Ltd., Senior Secured Notes	8.125%	1/15/29	80,000	84,356 (a)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	220,000	219,636 (a)
Sands China Ltd., Senior Notes	5.125%	8/8/25	230,000	229,193
Sands China Ltd., Senior Notes	2.300%	3/8/27	200,000	186,461
Sands China Ltd., Senior Notes	2.850%	3/8/29	200,000	178,419
Viking Cruises Ltd., Senior Notes	7.000%	2/15/29	230,000	231,494 (a)
Total Hotels, Restaurants & Leisure				1,884,938
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Specialty Retail — 0.2%
Home Depot Inc., Senior Notes	3.900%	12/6/28	10,000	$9,747
Home Depot Inc., Senior Notes	2.700%	4/15/30	70,000	63,049
Home Depot Inc., Senior Notes	3.300%	4/15/40	70,000	54,579
Home Depot Inc., Senior Notes	3.900%	6/15/47	10,000	7,831
Home Depot Inc., Senior Notes	3.350%	4/15/50	110,000	76,754
Lowe’s Cos. Inc., Senior Notes	4.500%	4/15/30	40,000	39,264
Total Specialty Retail				251,224
Textiles, Apparel & Luxury Goods — 0.0%††
NIKE Inc., Senior Notes	3.250%	3/27/40	40,000	30,908

Total Consumer Discretionary				4,004,843
Consumer Staples — 0.9%
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.900%	2/1/46	75,000	68,297
Anheuser-Busch InBev Worldwide Inc., Senior Notes	4.750%	1/23/29	140,000	140,034
Anheuser-Busch InBev Worldwide Inc., Senior Notes	5.550%	1/23/49	50,000	49,252
Total Beverages				257,583
Consumer Staples Distribution & Retail — 0.1%
Kroger Co., Senior Notes	5.000%	9/15/34	80,000	77,526
Food Products — 0.0%††
Mondelez International Inc., Senior Notes	1.500%	5/4/25	20,000	19,776
Personal Care Products — 0.0%††
Kenvue Inc., Senior Notes	4.900%	3/22/33	70,000	68,885
Tobacco — 0.6%
Altria Group Inc., Senior Notes	2.350%	5/6/25	20,000	19,832
Altria Group Inc., Senior Notes	4.800%	2/14/29	13,000	12,855
Altria Group Inc., Senior Notes	2.450%	2/4/32	100,000	82,334
Altria Group Inc., Senior Notes	6.875%	11/1/33	70,000	75,974
Altria Group Inc., Senior Notes	3.875%	9/16/46	40,000	29,026
Altria Group Inc., Senior Notes	5.950%	2/14/49	200,000	195,967
BAT Capital Corp., Senior Notes	3.557%	8/15/27	40,000	38,716
BAT Capital Corp., Senior Notes	4.540%	8/15/47	80,000	63,173
Philip Morris International Inc., Senior Notes	4.875%	2/13/29	90,000	89,920
Philip Morris International Inc., Senior Notes	5.125%	2/13/31	20,000	20,010
Philip Morris International Inc., Senior Notes	5.250%	2/13/34	60,000	59,332
Philip Morris International Inc., Senior Notes	4.500%	3/20/42	10,000	8,698
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Tobacco — continued
Reynolds American Inc., Senior Notes	5.850%	8/15/45	80,000	$76,281
Total Tobacco				772,118

Total Consumer Staples				1,195,888
Energy — 6.0%
Energy Equipment & Services — 0.0%††
Halliburton Co., Senior Notes	4.850%	11/15/35	20,000	19,020
Halliburton Co., Senior Notes	5.000%	11/15/45	30,000	26,818
Total Energy Equipment & Services				45,838
Oil, Gas & Consumable Fuels — 6.0%
Apache Corp., Senior Notes	7.750%	12/15/29	40,000	43,141
Apache Corp., Senior Notes	4.250%	1/15/30	110,000	103,468
Apache Corp., Senior Notes	5.250%	2/1/42	10,000	8,679
Apache Corp., Senior Notes	4.750%	4/15/43	10,000	7,994
Apache Corp., Senior Notes	4.250%	1/15/44	90,000	65,479
Blue Racer Midstream LLC/Blue Racer Finance Corp., Senior Notes	7.250%	7/15/32	70,000	71,981 (a)
BP Capital Markets America Inc., Senior Notes	3.633%	4/6/30	60,000	56,558
BP Capital Markets America Inc., Senior Notes	3.000%	2/24/50	110,000	70,003
Cameron LNG LLC, Senior Secured Notes	2.902%	7/15/31	20,000	17,445 (a)
Cameron LNG LLC, Senior Secured Notes	3.302%	1/15/35	160,000	132,270 (a)
Cheniere Energy Inc., Senior Notes	4.625%	10/15/28	30,000	29,370
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	20,000	18,508
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	80,000	69,440
Chevron Corp., Senior Notes	3.078%	5/11/50	10,000	6,620
Columbia Pipelines Operating Co. LLC, Senior Notes	6.036%	11/15/33	110,000	112,903 (a)
Columbia Pipelines Operating Co. LLC, Senior Notes	6.544%	11/15/53	30,000	31,468 (a)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	90,000	85,521 (a)
Continental Resources Inc., Senior Notes	4.375%	1/15/28	120,000	116,735
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	49,433 (a)
Continental Resources Inc., Senior Notes	4.900%	6/1/44	30,000	24,303
Coterra Energy Inc., Senior Notes	3.900%	5/15/27	240,000	234,652
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	110,000	106,420
DCP Midstream Operating LP, Senior Notes	6.450%	11/3/36	20,000	20,661 (a)
Devon Energy Corp., Senior Notes	5.850%	12/15/25	10,000	10,071
Devon Energy Corp., Senior Notes	4.500%	1/15/30	40,000	38,707
Devon Energy Corp., Senior Notes	5.600%	7/15/41	160,000	148,047
Devon Energy Corp., Senior Notes	4.750%	5/15/42	30,000	24,940
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Devon Energy Corp., Senior Notes	5.000%	6/15/45	140,000	$117,098
Diamondback Energy Inc., Senior Notes	3.500%	12/1/29	60,000	55,834
Diamondback Energy Inc., Senior Notes	4.400%	3/24/51	70,000	54,321
Ecopetrol SA, Senior Notes	5.875%	5/28/45	220,000	151,733
Energy Transfer LP, Junior Subordinated Notes (6.500% to 11/15/26 then 5 year Treasury Constant Maturity Rate + 5.694%)	6.500%	11/15/26	50,000	50,146 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (6.750% to 5/15/25 then 5 year Treasury Constant Maturity Rate + 5.134%)	6.750%	5/15/25	100,000	99,414 (b)(c)
Energy Transfer LP, Junior Subordinated Notes (7.125% to 5/15/30 then 5 year Treasury Constant Maturity Rate + 5.306%)	7.125%	5/15/30	60,000	60,366 (b)(c)
Energy Transfer LP, Senior Notes	2.900%	5/15/25	70,000	69,474
Energy Transfer LP, Senior Notes	4.950%	6/15/28	40,000	39,951
Energy Transfer LP, Senior Notes	5.250%	4/15/29	30,000	30,129
Energy Transfer LP, Senior Notes	3.750%	5/15/30	60,000	56,010
Energy Transfer LP, Senior Notes	5.550%	5/15/34	140,000	139,375
Energy Transfer LP, Senior Notes	5.300%	4/1/44	10,000	8,980
Energy Transfer LP, Senior Notes	5.400%	10/1/47	10,000	9,000
Energy Transfer LP, Senior Notes	6.250%	4/15/49	50,000	50,114
Energy Transfer LP, Senior Notes	5.000%	5/15/50	90,000	76,469
Enterprise Products Operating LLC, Senior Notes	4.150%	10/16/28	100,000	97,643
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	30,000	27,928
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	120,000	108,515
Enterprise Products Operating LLC, Senior Notes	4.850%	1/31/34	110,000	106,456
Enterprise Products Operating LLC, Senior Notes	6.650%	10/15/34	80,000	87,073
Enterprise Products Operating LLC, Senior Notes	7.550%	4/15/38	20,000	23,440
Enterprise Products Operating LLC, Senior Notes	4.850%	3/15/44	10,000	8,949
Enterprise Products Operating LLC, Senior Notes	3.700%	1/31/51	40,000	28,694
Enterprise Products Operating LLC, Senior Notes	5.550%	2/16/55	40,000	38,515
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Enterprise Products Operating LLC, Senior Notes	3.950%	1/31/60	40,000	$28,790
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	30,000	28,727 (c)
EOG Resources Inc., Senior Notes	3.900%	4/1/35	130,000	115,666
EOG Resources Inc., Senior Notes	4.950%	4/15/50	100,000	89,056
EQT Corp., Senior Notes	5.000%	1/15/29	70,000	69,045
EQT Corp., Senior Notes	3.625%	5/15/31	90,000	80,262 (a)
Expand Energy Corp., Senior Notes	5.375%	3/15/30	100,000	97,854
Expand Energy Corp., Senior Notes	4.750%	2/1/32	50,000	46,574
Exxon Mobil Corp., Senior Notes	4.114%	3/1/46	40,000	32,479
Exxon Mobil Corp., Senior Notes	4.327%	3/19/50	10,000	8,233
Exxon Mobil Corp., Senior Notes	3.452%	4/15/51	70,000	49,114
KazMunayGas National Co. JSC, Senior Notes	5.375%	4/24/30	200,000	194,944 (a)
Kinder Morgan Energy Partners LP, Senior Notes	5.500%	3/1/44	10,000	9,283
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	60,000	59,872
Kinder Morgan Inc., Senior Notes	4.300%	3/1/28	30,000	29,459
Kinder Morgan Inc., Senior Notes	7.750%	1/15/32	40,000	45,481
Kinder Morgan Inc., Senior Notes	5.200%	3/1/48	10,000	8,835
MPLX LP, Senior Notes	4.800%	2/15/29	10,000	9,919
MPLX LP, Senior Notes	4.500%	4/15/38	120,000	104,680
MPLX LP, Senior Notes	4.700%	4/15/48	70,000	57,444
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	10,000	10,046
Occidental Petroleum Corp., Senior Notes	3.400%	4/15/26	90,000	88,134
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	50,000	47,767
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	410,000	376,306
Occidental Petroleum Corp., Senior Notes	7.875%	9/15/31	70,000	77,525
Occidental Petroleum Corp., Senior Notes	6.450%	9/15/36	70,000	71,710
Occidental Petroleum Corp., Senior Notes	6.200%	3/15/40	70,000	69,289
Occidental Petroleum Corp., Senior Notes	4.625%	6/15/45	70,000	53,300
Occidental Petroleum Corp., Senior Notes	6.600%	3/15/46	70,000	70,731
Occidental Petroleum Corp., Senior Notes	4.400%	4/15/46	70,000	51,977
Occidental Petroleum Corp., Senior Notes	4.100%	2/15/47	70,000	48,221
Occidental Petroleum Corp., Senior Notes	4.200%	3/15/48	50,000	35,977
ONEOK Inc., Senior Notes	5.550%	11/1/26	20,000	20,264
ONEOK Inc., Senior Notes	5.800%	11/1/30	40,000	41,246
ONEOK Inc., Senior Notes	6.050%	9/1/33	20,000	20,591
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
ONEOK Inc., Senior Notes	6.625%	9/1/53	40,000	$42,095
Permian Resources Operating LLC, Senior Notes	6.250%	2/1/33	80,000	79,033 (a)
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	60,000	59,006
Pioneer Natural Resources Co., Senior Notes	2.150%	1/15/31	60,000	50,953
Range Resources Corp., Senior Notes	4.750%	2/15/30	40,000	37,566 (a)
Reliance Industries Ltd., Senior Notes	3.625%	1/12/52	260,000	179,735 (a)
Shell Finance US Inc., Senior Notes	2.750%	4/6/30	80,000	72,121
Shell Finance US Inc., Senior Notes	4.550%	8/12/43	10,000	8,756
Shell Finance US Inc., Senior Notes	4.375%	5/11/45	170,000	142,228
Shell Finance US Inc., Senior Notes	4.000%	5/10/46	40,000	31,315
Shell Finance US Inc., Senior Notes	3.250%	4/6/50	360,000	242,736
Southern Natural Gas Co. LLC, Senior Notes	8.000%	3/1/32	50,000	56,361
Targa Resources Corp., Senior Notes	4.950%	4/15/52	50,000	42,165
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.000%	1/15/28	80,000	79,183
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	5.500%	3/1/30	20,000	20,076
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.875%	2/1/31	60,000	57,975
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	4.000%	1/15/32	10,000	9,104
Tennessee Gas Pipeline Co. LLC, Senior Notes	2.900%	3/1/30	50,000	44,852 (a)
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	190,000	194,844
Venture Global Calcasieu Pass LLC, Senior Secured Notes	3.875%	11/1/33	60,000	51,590 (a)
Venture Global LNG Inc., Senior Secured Notes	7.000%	1/15/30	210,000	213,348 (a)
Western Midstream Operating LP, Senior Notes	3.100%	2/1/25	70,000	69,927
Western Midstream Operating LP, Senior Notes	4.500%	3/1/28	20,000	19,635
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	80,000	75,090
Western Midstream Operating LP, Senior Notes	5.250%	2/1/50	50,000	42,618
Williams Cos. Inc., Senior Notes	3.500%	11/15/30	40,000	36,771
Williams Cos. Inc., Senior Notes	7.500%	1/15/31	30,000	33,191
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	80,000	89,388
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	20,000	$23,631
Williams Cos. Inc., Senior Notes	5.150%	3/15/34	180,000	175,107
Williams Cos. Inc., Senior Notes	4.850%	3/1/48	110,000	93,832
Total Oil, Gas & Consumable Fuels				7,923,477

Total Energy				7,969,315
Financials — 10.8%
Banks — 6.8%
Banco Santander SA, Senior Notes	2.746%	5/28/25	200,000	198,123
Bank of America Corp., Senior Notes	3.500%	4/19/26	150,000	147,842
Bank of America Corp., Senior Notes	5.000%	1/21/44	80,000	74,786
Bank of America Corp., Senior Notes (2.572% to 10/20/31 then SOFR + 1.210%)	2.572%	10/20/32	240,000	202,610 (c)
Bank of America Corp., Senior Notes (2.592% to 4/29/30 then SOFR + 2.150%)	2.592%	4/29/31	290,000	255,586 (c)
Bank of America Corp., Senior Notes (2.972% to 2/4/32 then SOFR + 1.330%)	2.972%	2/4/33	20,000	17,196 (c)
Bank of America Corp., Senior Notes (3.419% to 12/20/27 then 3 mo. Term SOFR + 1.302%)	3.419%	12/20/28	481,000	461,301 (c)
Bank of America Corp., Senior Notes (3.946% to 1/23/48 then 3 mo. Term SOFR + 1.452%)	3.946%	1/23/49	50,000	38,581 (c)
Bank of America Corp., Senior Notes (3.974% to 2/7/29 then 3 mo. Term SOFR + 1.472%)	3.974%	2/7/30	40,000	38,351 (c)
Bank of America Corp., Senior Notes (4.083% to 3/20/50 then 3 mo. Term SOFR + 3.412%)	4.083%	3/20/51	130,000	101,874 (c)
Bank of America Corp., Senior Notes (4.330% to 3/15/49 then 3 mo. Term SOFR + 1.782%)	4.330%	3/15/50	160,000	131,112 (c)
Bank of America Corp., Senior Notes (4.376% to 4/27/27 then SOFR + 1.580%)	4.376%	4/27/28	60,000	59,373 (c)
Bank of America Corp., Senior Notes (4.571% to 4/27/32 then SOFR + 1.830%)	4.571%	4/27/33	180,000	171,137 (c)
Bank of America Corp., Subordinated Notes	4.450%	3/3/26	40,000	39,856
Bank of America Corp., Subordinated Notes	4.250%	10/22/26	120,000	119,068
Bank of Montreal, Senior Notes	1.850%	5/1/25	40,000	39,633
Bank of Montreal, Subordinated Notes (3.803% to 12/15/27 then USD 5 year ICE Swap Rate + 1.432%)	3.803%	12/15/32	30,000	28,704 (c)
Bank of Nova Scotia, Senior Notes	1.300%	6/11/25	80,000	78,854
Bank of Nova Scotia, Subordinated Notes (4.588% to 5/4/32 then 5 year Treasury Constant Maturity Rate + 2.050%)	4.588%	5/4/37	100,000	92,000 (c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
BNP Paribas SA, Junior Subordinated Notes (8.500% to 8/14/28 then 5 year Treasury Constant Maturity Rate + 4.354%)	8.500%	8/14/28	200,000	$208,902 (a)(b)(c)
BNP Paribas SA, Senior Notes (2.219% to 6/9/25 then SOFR + 2.074%)	2.219%	6/9/26	200,000	197,454 (a)(c)
BNP Paribas SA, Senior Notes (5.125% to 1/13/28 then 1 year Treasury Constant Maturity Rate + 1.450%)	5.125%	1/13/29	290,000	289,977 (a)(c)
BNP Paribas SA, Senior Notes (5.894% to 12/5/33 then SOFR + 1.866%)	5.894%	12/5/34	200,000	204,779 (a)(c)
BNP Paribas SA, Subordinated Notes	4.625%	3/13/27	200,000	196,947 (a)
Citigroup Inc., Senior Notes	8.125%	7/15/39	37,000	45,705
Citigroup Inc., Senior Notes	4.650%	7/30/45	45,000	39,316
Citigroup Inc., Senior Notes (2.572% to 6/3/30 then SOFR + 2.107%)	2.572%	6/3/31	430,000	374,929 (c)
Citigroup Inc., Senior Notes (3.106% to 4/8/25 then SOFR + 2.842%)	3.106%	4/8/26	70,000	69,671 (c)
Citigroup Inc., Senior Notes (3.785% to 3/17/32 then SOFR + 1.939%)	3.785%	3/17/33	80,000	71,854 (c)
Citigroup Inc., Senior Notes (4.412% to 3/31/30 then SOFR + 3.914%)	4.412%	3/31/31	110,000	105,779 (c)
Citigroup Inc., Senior Notes (4.658% to 5/24/27 then SOFR + 1.887%)	4.658%	5/24/28	120,000	119,269 (c)
Citigroup Inc., Senior Notes (4.910% to 5/24/32 then SOFR + 2.086%)	4.910%	5/24/33	50,000	48,342 (c)
Citigroup Inc., Subordinated Notes	4.400%	6/10/25	10,000	9,972
Citigroup Inc., Subordinated Notes	4.450%	9/29/27	210,000	207,228
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	170,000	165,399
Citigroup Inc., Subordinated Notes	5.300%	5/6/44	13,000	12,270
Citigroup Inc., Subordinated Notes	4.750%	5/18/46	70,000	61,591
Cooperatieve Rabobank UA, Senior Notes (1.339% to 6/24/25 then 1 year Treasury Constant Maturity Rate + 1.000%)	1.339%	6/24/26	250,000	245,772 (a)(c)
Danske Bank A/S, Senior Notes (4.298% to 4/1/27 then 1 year Treasury Constant Maturity Rate + 1.750%)	4.298%	4/1/28	200,000	197,146 (a)(c)
HSBC Holdings PLC, Senior Notes (2.099% to 6/4/25 then SOFR + 1.929%)	2.099%	6/4/26	200,000	197,678 (c)
HSBC Holdings PLC, Senior Notes (2.848% to 6/4/30 then SOFR + 2.387%)	2.848%	6/4/31	200,000	175,675 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
JPMorgan Chase & Co., Senior Notes (2.083% to 4/22/25 then SOFR + 1.850%)	2.083%	4/22/26	260,000	$257,802 (c)
JPMorgan Chase & Co., Senior Notes (2.522% to 4/22/30 then SOFR + 2.040%)	2.522%	4/22/31	350,000	308,465 (c)
JPMorgan Chase & Co., Senior Notes (2.545% to 11/8/31 then SOFR + 1.180%)	2.545%	11/8/32	210,000	177,193 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/40 then 3 mo. Term SOFR + 2.460%)	3.109%	4/22/41	40,000	29,673 (c)
JPMorgan Chase & Co., Senior Notes (3.109% to 4/22/50 then SOFR + 2.440%)	3.109%	4/22/51	40,000	26,498 (c)
JPMorgan Chase & Co., Senior Notes (3.509% to 1/23/28 then 3 mo. Term SOFR + 1.207%)	3.509%	1/23/29	240,000	230,316 (c)
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	30,000	27,271
Lloyds Banking Group PLC, Senior Notes (3.574% to 11/7/27 then 3 mo. USD LIBOR + 1.205%)	3.574%	11/7/28	200,000	192,249 (c)
PNC Financial Services Group Inc., Senior Notes (5.582% to 6/12/28 then SOFR + 1.841%)	5.582%	6/12/29	120,000	122,119 (c)
PNC Financial Services Group Inc., Senior Notes (5.812% to 6/12/25 then SOFR + 1.322%)	5.812%	6/12/26	10,000	10,044 (c)
Royal Bank of Canada, Senior Notes	1.150%	6/10/25	70,000	68,944
Royal Bank of Canada, Senior Notes	3.875%	5/4/32	80,000	73,617
Royal Bank of Canada, Senior Notes	5.150%	2/1/34	50,000	49,395
Toronto-Dominion Bank, Senior Notes	1.150%	6/12/25	80,000	78,795
Toronto-Dominion Bank, Senior Notes	4.456%	6/8/32	20,000	18,957
Truist Financial Corp., Senior Notes (6.047% to 6/8/26 then SOFR + 2.050%)	6.047%	6/8/27	100,000	101,666 (c)
US Bancorp, Senior Notes	1.450%	5/12/25	10,000	9,887
US Bancorp, Senior Notes (5.775% to 6/12/28 then SOFR + 2.020%)	5.775%	6/12/29	90,000	92,049 (c)
US Bancorp, Senior Notes (5.836% to 6/10/33 then SOFR + 2.260%)	5.836%	6/12/34	50,000	50,989 (c)
Wells Fargo & Co., Senior Notes	3.000%	10/23/26	140,000	135,853
Wells Fargo & Co., Senior Notes	4.150%	1/24/29	210,000	203,689
Wells Fargo & Co., Senior Notes (2.393% to 6/2/27 then SOFR + 2.100%)	2.393%	6/2/28	160,000	150,730 (c)
Wells Fargo & Co., Senior Notes (3.350% to 3/2/32 then SOFR + 1.500%)	3.350%	3/2/33	50,000	43,846 (c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Banks — continued
Wells Fargo & Co., Senior Notes (4.478% to 4/4/30 then 3 mo. Term SOFR + 4.032%)	4.478%	4/4/31	110,000	$106,528 (c)
Wells Fargo & Co., Senior Notes (5.013% to 4/4/50 then 3 mo. Term SOFR + 4.502%)	5.013%	4/4/51	440,000	391,086 (c)
Wells Fargo & Co., Senior Notes (5.557% to 7/25/33 then SOFR + 1.990%)	5.557%	7/25/34	60,000	59,943 (c)
Wells Fargo & Co., Senior Notes (5.574% to 7/25/28 then SOFR + 1.740%)	5.574%	7/25/29	120,000	121,867 (c)
Wells Fargo & Co., Subordinated Notes	4.650%	11/4/44	190,000	160,105
Wells Fargo & Co., Subordinated Notes	4.900%	11/17/45	110,000	95,447
Wells Fargo & Co., Subordinated Notes	4.750%	12/7/46	90,000	75,962
Total Banks				9,012,627
Capital Markets — 3.2%
Charles Schwab Corp., Senior Notes	5.875%	8/24/26	110,000	111,948
Charles Schwab Corp., Senior Notes (6.136% to 8/24/33 then SOFR + 2.010%)	6.136%	8/24/34	50,000	52,521 (c)
Credit Suisse AG AT1 Claim	—	—	590,000	0 *(d)(e)(f)
Goldman Sachs Group Inc., Senior Notes	3.500%	4/1/25	220,000	219,240
Goldman Sachs Group Inc., Senior Notes	3.500%	11/16/26	140,000	136,996
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	100,000	105,373
Goldman Sachs Group Inc., Senior Notes	4.750%	10/21/45	20,000	17,721
Goldman Sachs Group Inc., Senior Notes (2.650% to 10/21/31 then SOFR + 1.264%)	2.650%	10/21/32	260,000	219,877 (c)
Goldman Sachs Group Inc., Senior Notes (2.908% to 7/21/41 then SOFR + 1.472%)	2.908%	7/21/42	30,000	20,858 (c)
Goldman Sachs Group Inc., Senior Notes (3.210% to 4/22/41 then SOFR + 1.513%)	3.210%	4/22/42	20,000	14,585 (c)
Goldman Sachs Group Inc., Senior Notes (3.615% to 3/15/27 then SOFR + 1.846%)	3.615%	3/15/28	40,000	38,903 (c)
Goldman Sachs Group Inc., Senior Notes (3.814% to 4/23/28 then 3 mo. Term SOFR + 1.420%)	3.814%	4/23/29	120,000	115,474 (c)
Goldman Sachs Group Inc., Senior Notes (4.223% to 5/1/28 then 3 mo. Term SOFR + 1.563%)	4.223%	5/1/29	260,000	253,120 (c)
Goldman Sachs Group Inc., Subordinated Notes	4.250%	10/21/25	80,000	79,590
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	140,000	129,273
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Capital Markets — continued
Morgan Stanley, Senior Notes (2.188% to 4/28/25 then SOFR + 1.990%)	2.188%	4/28/26	210,000	$208,156 (c)
Morgan Stanley, Senior Notes (2.511% to 10/20/31 then SOFR + 1.200%)	2.511%	10/20/32	30,000	25,151 (c)
Morgan Stanley, Senior Notes (3.622% to 4/1/30 then SOFR + 3.120%)	3.622%	4/1/31	140,000	130,088 (c)
Morgan Stanley, Senior Notes (3.772% to 1/24/28 then 3 mo. Term SOFR + 1.402%)	3.772%	1/24/29	200,000	192,942 (c)
Morgan Stanley, Subordinated Notes (2.484% to 9/16/31 then SOFR + 1.360%)	2.484%	9/16/36	60,000	48,825 (c)
UBS AG, Senior Notes	7.950%	1/9/25	410,000	410,200
UBS AG, Senior Notes	7.500%	2/15/28	480,000	514,118
UBS AG, Senior Notes	4.500%	6/26/48	200,000	170,075
UBS Group AG, Junior Subordinated Notes (9.250% to 11/13/28 then 5 year Treasury Constant Maturity Rate + 4.745%)	9.250%	11/13/28	260,000	281,729 (a)(b)(c)
UBS Group AG, Senior Notes	4.550%	4/17/26	250,000	249,248
UBS Group AG, Senior Notes (4.194% to 4/1/30 then SOFR + 3.730%)	4.194%	4/1/31	250,000	236,336 (a)(c)
UBS Group AG, Senior Notes (9.016% to 11/15/32 then SOFR + 5.020%)	9.016%	11/15/33	250,000	302,036 (a)(c)
Total Capital Markets				4,284,383
Consumer Finance — 0.0%††
American Express Co., Senior Notes	4.050%	5/3/29	50,000	48,828
Financial Services — 0.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	2.450%	10/29/26	150,000	143,705
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Senior Notes	3.300%	1/30/32	410,000	357,388
Berkshire Hathaway Finance Corp., Senior Notes	4.250%	1/15/49	70,000	58,525
Jane Street Group/JSG Finance Inc., Senior Secured Notes	7.125%	4/30/31	70,000	71,995 (a)
Mastercard Inc., Senior Notes	3.850%	3/26/50	30,000	23,244
PayPal Holdings Inc., Senior Notes	2.300%	6/1/30	30,000	26,299
Visa Inc., Senior Notes	4.300%	12/14/45	50,000	42,843
Total Financial Services				723,999
Insurance — 0.2%
Aon North America Inc., Senior Notes	5.450%	3/1/34	150,000	149,843
Guardian Life Global Funding, Secured Notes	1.100%	6/23/25	30,000	29,508 (a)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — continued
Principal Life Global Funding II, Secured Notes	1.250%	6/23/25	30,000	$29,523 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	6.850%	12/16/39	8,000	8,884 (a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	60,000	53,713 (a)
Total Insurance				271,471

Total Financials				14,341,308
Health Care — 3.6%
Biotechnology — 0.6%
AbbVie Inc., Senior Notes	4.800%	3/15/29	200,000	199,902
AbbVie Inc., Senior Notes	3.200%	11/21/29	270,000	250,720
AbbVie Inc., Senior Notes	4.950%	3/15/31	80,000	80,005
AbbVie Inc., Senior Notes	5.050%	3/15/34	120,000	118,605
AbbVie Inc., Senior Notes	4.875%	11/14/48	10,000	8,991
AbbVie Inc., Senior Notes	4.250%	11/21/49	100,000	81,390
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	50,000	44,108
Total Biotechnology				783,721
Health Care Equipment & Supplies — 0.4%
Becton Dickinson & Co., Senior Notes	4.685%	12/15/44	8,000	6,931
Medline Borrower LP/Medline Co-Issuer Inc., Senior Secured Notes	6.250%	4/1/29	70,000	70,826 (a)
Solventum Corp., Senior Notes	5.400%	3/1/29	100,000	100,290 (a)
Solventum Corp., Senior Notes	5.450%	3/13/31	100,000	100,066 (a)
Solventum Corp., Senior Notes	5.600%	3/23/34	130,000	129,416 (a)
Solventum Corp., Senior Notes	5.900%	4/30/54	100,000	97,347 (a)
Total Health Care Equipment & Supplies				504,876
Health Care Providers & Services — 1.5%
Centene Corp., Senior Notes	4.250%	12/15/27	50,000	48,472
Centene Corp., Senior Notes	3.375%	2/15/30	10,000	8,913
Centene Corp., Senior Notes	3.000%	10/15/30	10,000	8,635
Cigna Group, Senior Notes	4.375%	10/15/28	140,000	137,302
Cigna Group, Senior Notes	4.800%	8/15/38	150,000	136,118
CVS Health Corp., Senior Notes	3.875%	7/20/25	10,000	9,939
CVS Health Corp., Senior Notes	3.625%	4/1/27	30,000	29,118
CVS Health Corp., Senior Notes	4.300%	3/25/28	136,000	131,841
CVS Health Corp., Senior Notes	3.750%	4/1/30	140,000	128,302
CVS Health Corp., Senior Notes	2.125%	9/15/31	80,000	64,174
CVS Health Corp., Senior Notes	4.125%	4/1/40	9,000	7,037
CVS Health Corp., Senior Notes	5.125%	7/20/45	50,000	42,060
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Health Care Providers & Services — continued
Elevance Health Inc., Senior Notes	4.100%	5/15/32	40,000	$37,003
Elevance Health Inc., Senior Notes	4.550%	5/15/52	70,000	56,474
HCA Inc., Senior Notes	5.375%	2/1/25	20,000	20,005
HCA Inc., Senior Notes	5.250%	4/15/25	30,000	30,034
HCA Inc., Senior Notes	5.250%	6/15/26	30,000	30,088
HCA Inc., Senior Notes	5.375%	9/1/26	60,000	60,223
HCA Inc., Senior Notes	4.500%	2/15/27	40,000	39,636
HCA Inc., Senior Notes	5.625%	9/1/28	100,000	101,382
HCA Inc., Senior Notes	5.500%	6/15/47	120,000	109,103
Humana Inc., Senior Notes	4.500%	4/1/25	20,000	19,974
Humana Inc., Senior Notes	3.950%	3/15/27	410,000	402,286
Humana Inc., Senior Notes	2.150%	2/3/32	30,000	23,912
UnitedHealth Group Inc., Senior Notes	2.000%	5/15/30	30,000	25,866
UnitedHealth Group Inc., Senior Notes	2.300%	5/15/31	20,000	17,014
UnitedHealth Group Inc., Senior Notes	4.200%	5/15/32	90,000	84,838
UnitedHealth Group Inc., Senior Notes	5.000%	4/15/34	100,000	97,636
UnitedHealth Group Inc., Senior Notes	4.250%	6/15/48	20,000	16,063
UnitedHealth Group Inc., Senior Notes	4.450%	12/15/48	20,000	16,516
UnitedHealth Group Inc., Senior Notes	2.900%	5/15/50	30,000	18,616
UnitedHealth Group Inc., Senior Notes	3.250%	5/15/51	100,000	66,075
UnitedHealth Group Inc., Senior Notes	3.875%	8/15/59	50,000	35,439
UnitedHealth Group Inc., Senior Notes	3.125%	5/15/60	10,000	5,966
Total Health Care Providers & Services				2,066,060
Pharmaceuticals — 1.1%
Bausch Health Cos. Inc., Senior Notes	6.250%	2/15/29	90,000	55,912 (a)
Bausch Health Cos. Inc., Senior Notes	7.250%	5/30/29	20,000	12,734 (a)
Bausch Health Cos. Inc., Senior Secured Notes	5.500%	11/1/25	10,000	9,763 (a)
Bristol-Myers Squibb Co., Senior Notes	5.100%	2/22/31	80,000	80,536
Bristol-Myers Squibb Co., Senior Notes	5.200%	2/22/34	130,000	129,899
Bristol-Myers Squibb Co., Senior Notes	5.550%	2/22/54	30,000	29,124
Bristol-Myers Squibb Co., Senior Notes	5.650%	2/22/64	30,000	28,899
Eli Lilly & Co., Senior Notes	4.700%	2/9/34	120,000	116,368
Eli Lilly & Co., Senior Notes	5.000%	2/9/54	30,000	27,591
Eli Lilly & Co., Senior Notes	5.100%	2/9/64	100,000	91,455
Merck & Co. Inc., Senior Notes	2.750%	12/10/51	70,000	42,472
Pfizer Inc., Senior Notes	1.700%	5/28/30	70,000	59,663
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	290,000	278,911
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Pharmaceuticals — continued
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	5.125%	5/9/29	460,000	$449,627
Wyeth LLC, Senior Notes	5.950%	4/1/37	10,000	10,448
Total Pharmaceuticals				1,423,402

Total Health Care				4,778,059
Industrials — 2.7%
Aerospace & Defense — 1.4%
Boeing Co., Senior Notes	2.196%	2/4/26	400,000	388,144
Boeing Co., Senior Notes	3.100%	5/1/26	20,000	19,512
Boeing Co., Senior Notes	2.700%	2/1/27	40,000	38,156
Boeing Co., Senior Notes	2.800%	3/1/27	50,000	47,676
Boeing Co., Senior Notes	3.200%	3/1/29	50,000	46,103
Boeing Co., Senior Notes	3.550%	3/1/38	20,000	15,184
Boeing Co., Senior Notes	3.750%	2/1/50	30,000	20,489
General Dynamics Corp., Senior Notes	4.250%	4/1/40	10,000	8,737
L3Harris Technologies Inc., Senior Notes	4.854%	4/27/35	40,000	38,126
L3Harris Technologies Inc., Senior Notes	5.054%	4/27/45	20,000	18,383
Lockheed Martin Corp., Senior Notes	3.900%	6/15/32	60,000	55,751
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	30,000	28,223
Lockheed Martin Corp., Senior Notes	4.150%	6/15/53	190,000	151,947
Lockheed Martin Corp., Senior Notes	5.200%	2/15/64	30,000	27,860
Northrop Grumman Corp., Senior Notes	2.930%	1/15/25	10,000	9,992
Northrop Grumman Corp., Senior Notes	3.250%	1/15/28	80,000	76,501
Northrop Grumman Corp., Senior Notes	5.250%	5/1/50	150,000	140,716
RTX Corp., Senior Notes	4.125%	11/16/28	180,000	175,299
RTX Corp., Senior Notes	2.250%	7/1/30	150,000	130,508
RTX Corp., Senior Notes	6.000%	3/15/31	90,000	94,437
RTX Corp., Senior Notes	4.500%	6/1/42	80,000	69,130
RTX Corp., Senior Notes	3.030%	3/15/52	80,000	50,642
TransDigm Inc., Senior Secured Notes	6.375%	3/1/29	50,000	50,174 (a)
TransDigm Inc., Senior Secured Notes	7.125%	12/1/31	150,000	153,782 (a)
TransDigm Inc., Senior Secured Notes	6.625%	3/1/32	60,000	60,616 (a)
Total Aerospace & Defense				1,916,088
Commercial Services & Supplies — 0.2%
Cintas Corp. No 2, Senior Notes	3.700%	4/1/27	70,000	68,636
GFL Environmental Inc., Senior Secured Notes	6.750%	1/15/31	70,000	71,967 (a)
Waste Connections Inc., Senior Notes	5.000%	3/1/34	70,000	68,359
Total Commercial Services & Supplies				208,962
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Electrical Equipment — 0.0%††
Eaton Corp., Senior Notes	4.150%	11/2/42	70,000	$59,083
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC, Senior Notes	2.875%	6/15/52	30,000	18,729
Canadian Pacific Railway Co., Senior Notes	3.100%	12/2/51	80,000	52,022
Union Pacific Corp., Senior Notes	2.891%	4/6/36	240,000	193,695
Union Pacific Corp., Senior Notes	3.839%	3/20/60	90,000	64,424
Union Pacific Corp., Senior Notes	3.750%	2/5/70	60,000	40,097
Total Ground Transportation				368,967
Industrial Conglomerates — 0.1%
Honeywell International Inc., Senior Notes	5.000%	3/1/35	130,000	127,462
Passenger Airlines — 0.4%
American Airlines Inc., Senior Secured Notes	8.500%	5/15/29	140,000	147,078 (a)
Delta Air Lines Inc., Senior Notes	7.375%	1/15/26	110,000	112,451
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.500%	10/20/25	29,000	28,827 (a)
Delta Air Lines Inc./SkyMiles IP Ltd., Senior Secured Notes	4.750%	10/20/28	50,000	49,346 (a)
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., Senior Secured Notes	6.500%	6/20/27	45,000	45,316 (a)
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., Senior Secured Notes	8.000%	9/20/25	60,000	46,800 *(a)(g)
United Airlines Inc., Senior Secured Notes	4.375%	4/15/26	20,000	19,681 (a)
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	130,000	123,708 (a)
Total Passenger Airlines				573,207
Professional Services — 0.1%
RR Donnelley & Sons Co., Senior Secured Notes	9.500%	8/1/29	70,000	71,160 (a)
Trading Companies & Distributors — 0.2%
Air Lease Corp., Senior Notes	5.300%	2/1/28	100,000	100,873
United Rentals North America Inc., Senior Notes	3.875%	2/15/31	60,000	53,649
United Rentals North America Inc., Senior Notes	3.750%	1/15/32	60,000	52,601
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	120,000	119,212 (a)
Total Trading Companies & Distributors				326,335

Total Industrials				3,651,264
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Information Technology — 0.8%
IT Services — 0.0%††
Shift4 Payments LLC/Shift4 Payments Finance Sub Inc., Senior Notes	6.750%	8/15/32	80,000	$81,431 (a)
Semiconductors & Semiconductor Equipment — 0.5%
Broadcom Inc., Senior Notes	4.150%	11/15/30	20,000	19,145
Broadcom Inc., Senior Notes	3.137%	11/15/35	170,000	138,906 (a)
Broadcom Inc., Senior Notes	4.926%	5/15/37	10,000	9,518 (a)
Foundry JV Holdco LLC, Senior Secured Notes	5.875%	1/25/34	200,000	195,858 (a)
Intel Corp., Senior Notes	4.750%	3/25/50	70,000	54,175
Intel Corp., Senior Notes	3.050%	8/12/51	20,000	11,417
Micron Technology Inc., Senior Notes	5.300%	1/15/31	60,000	59,962
Micron Technology Inc., Senior Notes	5.875%	2/9/33	50,000	51,231
NVIDIA Corp., Senior Notes	3.700%	4/1/60	90,000	66,487
NXP BV/NXP Funding LLC/NXP USA Inc., Senior Notes	2.700%	5/1/25	20,000	19,865
Total Semiconductors & Semiconductor Equipment				626,564
Software — 0.3%
Microsoft Corp., Senior Notes	3.450%	8/8/36	5,000	4,362
Microsoft Corp., Senior Notes	2.921%	3/17/52	45,000	29,755
Oracle Corp., Senior Notes	2.950%	4/1/30	10,000	9,031
Oracle Corp., Senior Notes	4.650%	5/6/30	120,000	118,299
Oracle Corp., Senior Notes	2.875%	3/25/31	130,000	114,451
Oracle Corp., Senior Notes	3.600%	4/1/50	20,000	14,023
Oracle Corp., Senior Notes	5.375%	9/27/54	70,000	64,579
Total Software				354,500

Total Information Technology				1,062,495
Materials — 1.1%
Chemicals — 0.4%
OCP SA, Senior Notes	7.500%	5/2/54	340,000	345,572 (a)
Orbia Advance Corp. SAB de CV, Senior Notes	2.875%	5/11/31	300,000	246,661 (a)
Total Chemicals				592,233
Metals & Mining — 0.6%
Barrick North America Finance LLC, Senior Notes	5.700%	5/30/41	60,000	59,034
BHP Billiton Finance USA Ltd., Senior Notes	5.000%	9/30/43	20,000	18,714
First Quantum Minerals Ltd., Senior Notes	6.875%	10/15/27	210,000	209,785 (a)
Freeport-McMoRan Inc., Senior Notes	4.625%	8/1/30	30,000	29,104
Freeport-McMoRan Inc., Senior Notes	5.400%	11/14/34	40,000	39,598
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	120,000	112,219
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Metals & Mining — continued
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	$49,045 (a)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	70,000	68,078 (a)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	150,000	135,717
Teck Resources Ltd., Senior Notes	6.000%	8/15/40	10,000	9,775
Total Metals & Mining				731,069
Paper & Forest Products — 0.1%
Suzano Austria GmbH, Senior Notes	3.125%	1/15/32	190,000	157,762

Total Materials				1,481,064
Real Estate — 0.1%
Hotel & Resort REITs — 0.1%
Service Properties Trust, Senior Notes	8.375%	6/15/29	80,000	77,421

Utilities — 0.6%
Electric Utilities — 0.5%
American Transmission Systems Inc., Senior Notes	2.650%	1/15/32	70,000	59,458 (a)
Duke Energy Carolinas LLC, First Mortgage Bonds	5.300%	2/15/40	50,000	48,989
Duke Energy Ohio Inc., First Mortgage Bonds	3.650%	2/1/29	40,000	38,229
Exelon Corp., Senior Notes	5.625%	6/15/35	90,000	90,456
FirstEnergy Corp., Senior Notes	1.600%	1/15/26	30,000	28,946
FirstEnergy Corp., Senior Notes	3.900%	7/15/27	80,000	77,962
FirstEnergy Corp., Senior Notes	4.850%	7/15/47	110,000	93,891
Pacific Gas and Electric Co., First Mortgage Bonds	2.100%	8/1/27	80,000	74,655
Pacific Gas and Electric Co., First Mortgage Bonds	2.500%	2/1/31	70,000	59,897
Pacific Gas and Electric Co., First Mortgage Bonds	3.300%	8/1/40	30,000	22,471
Pacific Gas and Electric Co., First Mortgage Bonds	3.500%	8/1/50	70,000	48,012
Total Electric Utilities				642,966
Multi-Utilities — 0.1%
Consolidated Edison Co. of New York Inc., Senior Notes	3.350%	4/1/30	10,000	9,310
Consolidated Edison Co. of New York Inc., Senior Notes	3.950%	4/1/50	50,000	38,980
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Multi-Utilities — continued
Dominion Energy Inc., Senior Notes	7.000%	6/15/38	30,000	$33,514
Total Multi-Utilities				81,804

Total Utilities				724,770
Total Corporate Bonds & Notes (Cost — $46,727,306)				44,654,337
Mortgage-Backed Securities — 29.3%
FHLMC — 2.9%
Federal Home Loan Mortgage Corp. (FHLMC)	3.000%	10/1/32	15,484	14,756
Federal Home Loan Mortgage Corp. (FHLMC)	3.500%	4/1/33- 1/1/38	109,669	103,316
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	9/1/40- 11/1/51	2,562,008	2,125,014
Federal Home Loan Mortgage Corp. (FHLMC)	1.500%	11/1/40- 3/1/52	1,167,883	918,602
Federal Home Loan Mortgage Corp. (FHLMC)	5.500%	4/1/54	96,578	96,405
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.619%)	2.968%	11/1/47	187,193	189,512 (c)
Federal Home Loan Mortgage Corp. (FHLMC) (1 year Refinitiv USD IBOR Consumer Cash Fallbacks + 1.628%)	3.008%	11/1/48	192,152	185,199 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Gold	3.500%	3/1/45	229,415	208,456
Total FHLMC				3,841,260
FNMA — 20.5%
Federal National Mortgage Association (FNMA)	4.760%	6/1/29	500,000	499,797
Federal National Mortgage Association (FNMA)	5.350%	7/1/33	100,000	99,118
Federal National Mortgage Association (FNMA)	3.500%	12/1/34- 11/1/48	1,185,867	1,071,401
Federal National Mortgage Association (FNMA)	3.000%	7/1/35- 4/1/42	940,042	862,981
Federal National Mortgage Association (FNMA)	2.500%	9/1/36- 6/1/62	1,543,424	1,296,748
Federal National Mortgage Association (FNMA)	3.870%	5/1/37	100,000	88,965
Federal National Mortgage Association (FNMA)	2.000%	10/1/40- 3/1/52	1,786,182	1,467,153
Federal National Mortgage Association (FNMA)	4.000%	10/1/40- 6/1/57	444,356	417,866
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

FNMA — continued
Federal National Mortgage Association (FNMA)	4.500%	3/1/50- 1/1/59	402,453	$382,939
Federal National Mortgage Association (FNMA)	1.500%	1/1/51	77,155	57,115
Federal National Mortgage Association (FNMA)	5.000%	7/1/52	241,163	237,165
Federal National Mortgage Association (FNMA)	6.000%	7/1/53	169,029	172,481
Federal National Mortgage Association (FNMA)	2.000%	1/1/55	2,900,000	2,256,789 (h)
Federal National Mortgage Association (FNMA)	2.500%	1/1/55	4,700,000	3,828,664 (h)
Federal National Mortgage Association (FNMA)	3.000%	1/1/55	5,200,000	4,417,156 (h)
Federal National Mortgage Association (FNMA)	3.500%	1/1/55	900,000	796,116 (h)
Federal National Mortgage Association (FNMA)	4.000%	1/1/55	1,200,000	1,097,442 (h)
Federal National Mortgage Association (FNMA)	4.500%	1/1/55	1,000,000	940,629 (h)
Federal National Mortgage Association (FNMA)	5.000%	1/1/55	1,400,000	1,351,323 (h)
Federal National Mortgage Association (FNMA)	5.500%	1/1/55	2,200,000	2,171,191 (h)
Federal National Mortgage Association (FNMA)	6.000%	1/1/55	1,900,000	1,909,055 (h)
Federal National Mortgage Association (FNMA)	6.500%	1/1/55	1,800,000	1,837,406 (h)
Total FNMA				27,259,500
GNMA — 5.9%
Government National Mortgage Association (GNMA)	3.000%	9/15/42- 10/15/42	80,336	71,582
Government National Mortgage Association (GNMA)	3.500%	5/15/50	36,322	32,488
Government National Mortgage Association (GNMA) II	4.000%	10/20/45- 11/20/49	492,575	461,964
Government National Mortgage Association (GNMA) II	3.500%	1/20/46- 6/20/52	827,467	744,523
Government National Mortgage Association (GNMA) II	3.000%	1/20/50- 4/20/52	439,260	376,079
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	2.500%	10/20/51	301,827	$250,585
Government National Mortgage Association (GNMA) II	4.500%	8/20/52- 9/20/52	501,138	475,263
Government National Mortgage Association (GNMA) II	5.000%	9/20/52- 8/20/53	338,695	331,136
Government National Mortgage Association (GNMA) II	5.500%	2/20/53	263,660	262,391
Government National Mortgage Association (GNMA) II	6.500%	9/20/53- 11/20/53	162,097	167,147
Government National Mortgage Association (GNMA) II	6.000%	2/20/54	369,590	378,046
Government National Mortgage Association (GNMA) II	2.000%	1/20/55	500,000	399,961 (h)
Government National Mortgage Association (GNMA) II	2.500%	1/20/55	500,000	417,617 (h)
Government National Mortgage Association (GNMA) II	3.000%	1/20/55	200,000	173,453 (h)
Government National Mortgage Association (GNMA) II	4.500%	1/20/55	700,000	661,719 (h)
Government National Mortgage Association (GNMA) II	5.000%	1/20/55	100,000	97,020 (h)
Government National Mortgage Association (GNMA) II	5.500%	1/20/55	600,000	595,133 (h)
Government National Mortgage Association (GNMA) II	6.000%	1/20/55	1,200,000	1,208,062 (h)
Government National Mortgage Association (GNMA) II	6.500%	1/20/55	800,000	813,824 (h)
Total GNMA				7,917,993

Total Mortgage-Backed Securities (Cost — $40,260,598)				39,018,753
Collateralized Mortgage Obligations(i) — 18.9%
280 Park Avenue Mortgage Trust, 2017-280P F (1 mo. Term SOFR + 3.127%)	7.610%	9/15/34	410,000	384,176 (a)(c)
Angel Oak Mortgage Trust, 2022-3 A3	4.138%	1/25/67	507,312	463,183 (a)(c)
BANK, 2017-BNK5 A5	3.390%	6/15/60	640,000	616,059
BANK, 2017-BNK7 A5	3.435%	9/15/60	580,000	557,527
BANK, 2024-5YR7 C	7.104%	6/15/57	660,000	690,387 (c)
Benchmark Mortgage Trust, 2020-IG1 AS	2.909%	9/15/43	500,000	377,137 (c)
Benchmark Mortgage Trust, 2022-B32 XA, IO	0.457%	1/15/55	4,110,914	68,007 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
BLP Commercial Mortgage Trust, 2023-IND A (1 mo. Term SOFR + 1.692%)	6.089%	3/15/40	170,000	$170,607 (a)(c)
BPR Trust, 2021-TY A (1 mo. Term SOFR + 1.164%)	5.562%	9/15/38	170,000	169,471 (a)(c)
BRAVO Residential Funding Trust, 2021-NQM2 A1	0.970%	3/25/60	19,238	18,566 (a)(c)
BRAVO Residential Funding Trust, 2024-NQM5 A1	5.803%	6/25/64	364,459	365,871 (a)
BX Commercial Mortgage Trust, 2024-KING E (1 mo. Term SOFR + 3.688%)	8.085%	5/15/34	523,113	522,251 (a)(c)
BX Trust, 2022-LBA6 A (1 mo. Term SOFR + 1.000%)	5.397%	1/15/39	250,000	250,120 (a)(c)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2004-3A A2 (1 mo. Term SOFR + 0.414%)	4.753%	8/25/35	183,451	175,145 (a)(c)
COLT Mortgage Loan Trust, 2024-4 A1	5.949%	7/25/69	236,175	237,534 (a)
CSAIL Commercial Mortgage Trust, 2017-C8 C	4.260%	6/15/50	515,000	440,098 (c)
CSMC Trust, 2017-CHOP G (PRIME + 2.294%)	10.044%	7/15/32	714,000	672,115 (a)(c)
CSMC Trust, 2021-NQM3 A3	1.632%	4/25/66	55,947	48,463 (a)(c)
CSMC Trust, 2021-NQM8 A1	1.841%	10/25/66	537,771	480,491 (a)(c)
Ellington Financial Mortgage Trust, 2020-1 B1	5.094%	5/25/65	720,000	752,728 (a)(c)
Ellington Financial Mortgage Trust, 2022-1 A2	3.001%	1/25/67	120,000	87,767 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Multiclass Certificates, 2020-RR07 BX, IO	2.608%	10/27/28	3,000,000	228,989 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K104 X1, IO	1.111%	1/25/30	3,365,940	152,420 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K736 X1, IO	1.278%	7/25/26	941,326	13,361 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, K1517 X1, IO	1.323%	7/25/35	136,707	13,113 (c)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass-Through Certificates, KG06 X1, IO	0.532%	10/25/31	3,093,808	87,721 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 3281 AI, IO (-1.000 x 30 Day Average SOFR + 6.316%)	1.718%	2/15/37	956,132	75,739 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4391 MZ	3.000%	9/15/44	135,950	118,337
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4980 KI, IO	4.500%	6/25/50	810,107	$185,054
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 4991 QV	2.000%	9/25/45	90,590	72,833
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 IK, IO	2.500%	9/25/50	61,366	9,134
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5010 JI, IO	2.500%	9/25/50	147,624	24,388
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5013 IN, IO	2.500%	9/25/50	75,859	12,588
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5018 MI, IO	2.000%	10/25/50	77,251	10,293
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5071 IH, IO, PAC	2.500%	2/25/51	454,734	61,731
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5092 AP, PAC	2.000%	4/25/41	72,507	61,868
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5093 IY, IO, PAC	4.500%	12/25/50	445,789	104,595
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5118 NI, IO	2.000%	2/25/51	724,081	94,632
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5140 NI, IO	2.500%	5/25/49	165,807	24,278
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5202 IN, IO	3.000%	1/25/47	673,672	92,686
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5206 IJ, IO	4.000%	4/15/48	1,013,651	213,510
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5224 HL, PAC	4.000%	4/25/52	100,000	88,152
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5230 PE	2.000%	12/25/51	300,000	233,998
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5274 IO, IO	2.500%	1/25/51	615,506	102,821
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 CI, IO	2.500%	4/25/51	1,503,641	236,511
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5293 IO, IO	2.000%	3/25/51	881,563	112,038
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5377 IO, IO	2.500%	12/25/51	826,443	104,812
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	5.869%	12/25/54	109,909	109,634 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5483 FD (30 Day Average SOFR + 1.300%)	5.869%	12/25/54	108,749	$109,093 (c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA1 M2 (30 Day Average SOFR + 1.800%)	6.369%	1/25/51	60,820	61,477 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2021-DNA2 M2 (30 Day Average SOFR + 2.300%)	6.869%	8/25/33	78,891	81,009 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2022-DNA2 M1A (30 Day Average SOFR + 1.300%)	5.869%	2/25/42	93,743	93,937 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2023-DNA2 M1A (30 Day Average SOFR + 2.100%)	6.660%	4/25/43	510,086	518,447 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, Structured Agency Credit Risk Trust, 2024-DNA1 M2 (30 Day Average SOFR + 1.950%)	6.519%	2/25/44	340,000	344,911 (a)(c)
Federal Home Loan Mortgage Corp. (FHLMC) STRIPS, 328 S4, IO	1.592%	2/15/38	15,128	852 (c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R03 1B1 (30 Day Average SOFR + 4.214%)	8.783%	9/25/31	250,675	268,272 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2019-R05 1B1 (30 Day Average SOFR + 4.214%)	8.783%	7/25/39	195,098	203,192 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2021-R01 1B1 (30 Day Average SOFR + 3.100%)	7.669%	10/25/41	250,000	257,184 (a)(c)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	7.660%	6/25/43	250,000	263,723 (a)(c)
Federal National Mortgage Association (FNMA) ACES, 2023-M4 A2	3.768%	9/25/32	100,000	92,816 (c)
Federal National Mortgage Association (FNMA) REMIC, 2012-118 VZ	3.000%	11/25/42	117,528	104,116
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Federal National Mortgage Association (FNMA) REMIC, 2014-6 Z	2.500%	2/25/44	262,684	$223,008
Federal National Mortgage Association (FNMA) REMIC, 2015-55 IO, IO	1.233%	8/25/55	117,895	5,273 (c)
Federal National Mortgage Association (FNMA) REMIC, 2015-65 CZ	3.500%	9/25/45	138,568	114,641
Federal National Mortgage Association (FNMA) REMIC, 2020-56 AQ	2.000%	8/25/50	600,000	457,697
Federal National Mortgage Association (FNMA) REMIC, 2020-56 DI, IO	2.500%	8/25/50	71,827	11,761
Federal National Mortgage Association (FNMA) REMIC, 2020-57 TA	2.000%	4/25/50	219,911	187,183
Federal National Mortgage Association (FNMA) REMIC, 2020-96 IN, IO, PAC	3.000%	1/25/51	1,171,389	204,777
Federal National Mortgage Association (FNMA) REMIC, 2021-28 LB	2.000%	4/25/51	260,620	209,326
Federal National Mortgage Association (FNMA) REMIC, 2021-43 IO, IO	2.500%	6/25/51	692,097	106,792
Federal National Mortgage Association (FNMA) REMIC, 2021-65 JA	2.000%	1/25/46	66,239	57,459
Federal National Mortgage Association (FNMA) REMIC, 2022-22 IO, IO	2.500%	10/25/51	610,244	103,637
Federal National Mortgage Association (FNMA) REMIC, 2022-86 IO, IO	2.500%	5/25/50	704,877	101,577
Federal National Mortgage Association (FNMA) REMIC, 2023-2 CI, IO	2.000%	10/25/50	880,327	110,989
Federal National Mortgage Association (FNMA) REMIC, 2024-5 DI, IO	3.000%	10/25/51	1,030,819	187,027
Federal National Mortgage Association (FNMA) STRIPS, 440 C6, IO	2.000%	10/25/52	1,795,541	229,915
Federal National Mortgage Association (FNMA) STRIPS, 427 C21, IO	2.000%	3/25/50	773,033	97,463
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	92,647	93,659 (a)(c)
Government National Mortgage Association (GNMA), 2012-34 SA, IO (-1.000 x 1 mo. Term SOFR + 5.936%)	1.565%	3/20/42	279,911	23,162 (c)
Government National Mortgage Association (GNMA), 2012-43 SN, IO (-1.000 x 1 mo. Term SOFR + 6.486%)	2.088%	4/16/42	149,128	18,609 (c)
Government National Mortgage Association (GNMA), 2013-101 IO, IO	0.222%	10/16/54	2,047,710	29,449 (c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2013-107 AD	2.794%	11/16/47	31,536	$28,458 (c)
Government National Mortgage Association (GNMA), 2014-17 AM	3.536%	6/16/48	3,645	3,469 (c)
Government National Mortgage Association (GNMA), 2014-186 IO, IO	0.369%	8/16/54	314,093	2,466 (c)
Government National Mortgage Association (GNMA), 2015-167 OI, IO	4.000%	4/16/45	91,170	17,980
Government National Mortgage Association (GNMA), 2016-84 IG, IO, PAC	4.500%	11/16/45	692,863	141,040
Government National Mortgage Association (GNMA), 2016-135 SB, IO (-1.000 x 1 mo. Term SOFR + 5.986%)	1.588%	10/16/46	226,223	23,393 (c)
Government National Mortgage Association (GNMA), 2020-91 IU, IO	0.966%	5/16/62	3,475,729	228,541 (c)
Government National Mortgage Association (GNMA), 2020-118 IO, IO	0.883%	6/16/62	3,603,748	223,080 (c)
Government National Mortgage Association (GNMA), 2020-123 NI, IO	2.500%	8/20/50	67,849	9,035
Government National Mortgage Association (GNMA), 2020-127 IN, IO	2.500%	8/20/50	65,237	9,326
Government National Mortgage Association (GNMA), 2020-129 IE, IO	2.500%	9/20/50	67,702	9,688
Government National Mortgage Association (GNMA), 2020-175 GI, IO	2.000%	11/20/50	263,521	30,502
Government National Mortgage Association (GNMA), 2020-H04 FP (1 mo. Term SOFR + 0.614%)	5.266%	6/20/69	135,082	134,675 (c)
Government National Mortgage Association (GNMA), 2021-57 BI, IO	3.000%	3/20/51	1,258,714	210,685
Government National Mortgage Association (GNMA), 2021-96 VI, IO	2.500%	6/20/51	778,791	112,398
Government National Mortgage Association (GNMA), 2021-176 IN, IO	2.500%	10/20/51	1,164,256	170,470
Government National Mortgage Association (GNMA), 2021-188 PA, PAC	2.000%	10/20/51	383,619	311,391
Government National Mortgage Association (GNMA), 2021-223 P, PAC-1	2.000%	6/20/51	385,588	321,583
Government National Mortgage Association (GNMA), 2021-H02 TF (1 mo. Term SOFR + 1.394%)	6.046%	1/20/71	440,435	451,304 (c)
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
Government National Mortgage Association (GNMA), 2022-3 IO, IO	0.640%	2/16/61	283,618	$13,904 (c)
Government National Mortgage Association (GNMA), 2022-99 JW	2.500%	1/20/52	100,000	80,230
Government National Mortgage Association (GNMA), 2022-139 AL	4.000%	7/20/51	300,000	261,549
Government National Mortgage Association (GNMA), 2022-189 PT	2.500%	10/20/51	260,630	212,018
Government National Mortgage Association (GNMA), 2022-196 BE	3.000%	10/16/64	100,000	70,344 (c)
Government National Mortgage Association (GNMA), 2022-216 IO, IO	0.749%	7/16/65	1,475,782	90,332 (c)
Government National Mortgage Association (GNMA), 2022-220 E	3.000%	10/16/64	200,000	138,188 (c)
Government National Mortgage Association (GNMA), 2023-92 AH	2.000%	6/16/64	99,760	75,363
GS Mortgage Securities Corp. II, 2024-70P E	8.965%	3/10/41	380,000	387,036 (a)(c)
GS Mortgage-Backed Securities Trust, 2024- RPL4 A1	3.900%	9/25/61	267,994	258,191 (a)
HOMES Trust, 2023-NQM1 A1	6.182%	1/25/68	282,821	283,771 (a)
JPMorgan Chase Commercial Mortgage Securities Trust, 2015-FL7 D (PRIME + 0.693%)	8.443%	5/15/28	114,920	90,422 (a)(c)
La Quinta Mortgage Trust, 2023-LAQ A (1 mo. Term SOFR + 2.091%)	6.489%	3/15/36	43,608	43,793 (a)(c)
Legacy Mortgage Asset Trust, 2021-GS5 A1	5.250%	7/25/67	76,930	76,788 (a)
MF1 Ltd., 2022-FL8 A (1 mo. Term SOFR + 1.350%)	5.716%	2/19/37	459,933	459,939 (a)(c)
Morgan Stanley Capital I Trust, 2017-ASHF A (1 mo. Term SOFR + 1.147%)	5.545%	11/15/34	259,915	258,664 (a)(c)
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV3 A1	6.500%	6/25/54	544,596	552,778 (a)(c)
MTN Commercial Mortgage Trust, 2022-LPFL A (1 mo. Term SOFR + 1.397%)	5.797%	3/15/39	240,000	239,952 (a)(c)
NYC Trust, 2024-3ELV A (1 mo. Term SOFR + 1.991%)	6.388%	8/15/29	200,000	201,846 (a)(c)
OBX Trust, 2021-NQM2 A3	1.563%	5/25/61	63,934	52,087 (a)(c)
OBX Trust, 2022-NQM1 A2	3.001%	11/25/61	500,000	373,969 (a)(c)
OBX Trust, 2023-NQM6 A3	6.975%	7/25/63	200,945	203,128 (a)
OBX Trust, 2024-NQM11 A3	6.230%	6/25/64	227,785	228,851 (a)
PRKCM Trust, 2021-AFC1 A1	1.510%	8/25/56	167,167	137,724 (a)(c)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(i) — continued
PRKCM Trust, 2022-AFC2 M1	6.168%	8/25/57	730,000	$725,922 (a)(c)
PRKCM Trust, 2023-AFC1 A1	6.598%	2/25/58	431,095	434,605 (a)
PRKCM Trust, 2024-HOME1 A1	6.431%	5/25/59	202,214	204,845 (a)
SLG Office Trust, 2021-OVA A	2.585%	7/15/41	337,000	283,463 (a)
Towd Point Mortgage Trust, 2017-4 B2	3.674%	6/25/57	250,000	208,426 (a)(c)
UBS Commercial Mortgage Trust, 2018-C9 XA, IO	0.911%	3/15/51	7,593,733	180,492 (c)
VLS Commercial Mortgage Trust, 2020-LAB B	2.453%	10/10/42	210,000	166,045 (a)
Wells Fargo Commercial Mortgage Trust, 2016-C36 A4	3.065%	11/15/59	310,000	299,273
Wells Fargo Commercial Mortgage Trust, 2017-RB1 XA, IO	1.192%	3/15/50	1,734,793	37,967 (c)
Wells Fargo Commercial Mortgage Trust, 2024-C63 A5	5.309%	8/15/57	240,000	241,255

Total Collateralized Mortgage Obligations (Cost — $25,915,949)				25,178,016
U.S. Government & Agency Obligations — 16.8%
U.S. Government Obligations — 16.8%
U.S. Treasury Bonds	1.375%	11/15/40	240,000	148,648
U.S. Treasury Bonds	2.000%	11/15/41	770,000	517,429
U.S. Treasury Bonds	3.875%	2/15/43	840,000	741,483
U.S. Treasury Bonds	3.625%	8/15/43	80,000	67,792
U.S. Treasury Bonds	4.500%	2/15/44	150,000	143,217
U.S. Treasury Bonds	3.125%	8/15/44	110,000	85,463
U.S. Treasury Bonds	4.125%	8/15/44	100,000	90,528
U.S. Treasury Bonds	4.625%	11/15/44	10,000	9,698
U.S. Treasury Bonds	3.375%	11/15/48	160,000	125,021
U.S. Treasury Bonds	3.000%	2/15/49	640,000	465,827
U.S. Treasury Bonds	2.875%	5/15/49	290,000	205,652
U.S. Treasury Bonds	2.000%	2/15/50	200,000	116,189
U.S. Treasury Bonds	1.250%	5/15/50	670,000	317,846
U.S. Treasury Bonds	1.375%	8/15/50	2,330,000	1,136,974
U.S. Treasury Bonds	1.625%	11/15/50	1,990,000	1,038,179
U.S. Treasury Bonds	2.000%	8/15/51	1,570,000	897,543
U.S. Treasury Bonds	1.875%	11/15/51	301,000	166,096
U.S. Treasury Bonds	3.000%	8/15/52	60,000	43,064
U.S. Treasury Bonds	4.000%	11/15/52	110,000	95,856
U.S. Treasury Bonds	3.625%	2/15/53	1,150,000	934,724
U.S. Treasury Bonds	4.250%	2/15/54	780,000	711,799
U.S. Treasury Bonds	4.625%	5/15/54	430,000	417,921
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

U.S. Government Obligations — continued
U.S. Treasury Bonds	4.250%	8/15/54	390,000	$356,240
U.S. Treasury Bonds	4.500%	11/15/54	420,000	400,505
U.S. Treasury Notes	5.000%	9/30/25	20,000	20,106
U.S. Treasury Notes	4.625%	3/15/26	50,000	50,224
U.S. Treasury Notes	1.250%	12/31/26	20,000	18,866
U.S. Treasury Notes	4.125%	7/31/28	40,000	39,731
U.S. Treasury Notes	3.625%	8/31/29	20,000	19,370
U.S. Treasury Notes	4.125%	10/31/29	130,000	128,533
U.S. Treasury Notes	3.875%	11/30/29	110,000	107,551
U.S. Treasury Notes	4.000%	1/31/31	2,930,000	2,859,338
U.S. Treasury Notes	4.250%	2/28/31	1,960,000	1,938,145
U.S. Treasury Notes	4.625%	5/31/31	4,400,000	4,437,164
U.S. Treasury Notes	4.250%	6/30/31	2,770,000	2,735,817
U.S. Treasury Notes	3.500%	2/15/33	20,000	18,611
U.S. Treasury Notes	3.875%	8/15/34	430,000	406,716
U.S. Treasury Notes	4.250%	11/15/34	20,000	19,480
U.S. Treasury Strip Principal (STRIPS)	0.000%	5/15/49	950,000	290,173

Total U.S. Government & Agency Obligations (Cost — $26,574,729)				22,323,519
			Face Amount†/ Units
Asset-Backed Securities — 5.8%
AIMCO CLO, 2017-AA AR (3 mo. Term SOFR + 1.312%)	5.929%	4/20/34	250,000	250,483 (a)(c)
Avis Budget Rental Car Funding AESOP LLC, 2024-1A A	5.360%	6/20/30	250,000	253,962 (a)
Birch Grove CLO Ltd., 2024-11A A1 (3 mo. Term SOFR + 1.360%)	5.709%	1/22/38	410,000	410,722 (a)(c)
Cayuga Park CLO Ltd., 2020-1A AR (3 mo. Term SOFR + 1.382%)	6.029%	7/17/34	270,000	270,396 (a)(c)
CIFC Funding Ltd., 2018-1A A1R (3 mo. Term SOFR + 1.320%)	5.794%	1/18/38	130,000	129,988 (a)(c)
DLLMT LLC, 2024-1A A4	4.980%	4/20/32	260,000	261,370 (a)
Driven Brands Funding LLC, 2024-1A A2	6.372%	10/20/54	239,400	244,009 (a)
Edsouth Indenture LLC, 2015-1 A (30 Day Average SOFR + 0.914%)	5.483%	10/25/56	154,454	154,522 (a)(c)
Elmwood CLO Ltd., 2024-5A AR1 (3 mo. Term SOFR + 1.520%)	6.137%	4/20/37	260,000	261,700 (a)(c)
Five Guys Holdings Inc., 2023-1A A2	7.549%	1/26/54	250,000	258,887 (a)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†/ Units	Value
Asset-Backed Securities — continued
Galaxy CLO Ltd., 2024-33A A1 (3 mo. Term SOFR + 1.550%)	6.167%	4/20/37	415,000	$418,618 (a)(c)
Hertz Vehicle Financing LLC, 2023-3A A	5.940%	2/25/28	250,000	254,242 (a)
Hertz Vehicle Financing LLC, 2023-4A A	6.150%	3/25/30	240,000	247,205 (a)
Hertz Vehicle Financing LP, 2021-2A A	1.680%	12/27/27	180,000	169,095 (a)
InStar Leasing LLC, 2021-1A A	2.300%	2/15/54	91,213	83,013 (a)
Jack in the Box Funding LLC, 2019-1A A23	4.970%	8/25/49	125,125	118,777 (a)
Mosaic Solar Loan Trust, 2024-1A A	5.500%	9/20/49	380,900	371,395 (a)
Navient Private Education Refi Loan Trust, 2019-A A2B (1 mo. Term SOFR + 1.014%)	5.412%	1/15/43	49,506	49,521 (a)(c)
Navient Student Loan Trust, 2016-3A A3 (30 Day Average SOFR + 1.464%)	6.033%	6/25/65	172,637	174,559 (a)(c)
Octagon Ltd., 2022-1A A1R (3 mo. Term SOFR + 1.750%)	6.235%	11/16/36	350,000	351,937 (a)(c)
Park Blue CLO Ltd., 2022-2A A1R (3 mo. Term SOFR + 1.420%)	6.037%	7/20/37	510,000	512,895 (a)(c)
Santander Bank Auto Credit-Linked Notes, 2022-C F	14.592%	12/15/32	440,000	480,884 (a)
SMB Private Education Loan Trust, 2015-C R	14.733%	9/18/46	1,092	307,790 (a)(j)
SMB Private Education Loan Trust, 2021-A A2A1 (1 mo. Term SOFR + 0.844%)	5.242%	1/15/53	163,852	161,871 (a)(c)
SMB Private Education Loan Trust, 2021-A A2B	1.590%	1/15/53	254,253	229,948 (a)
SMB Private Education Loan Trust, 2021-E A1A	1.680%	2/15/51	87,996	81,246 (a)
SMB Private Education Loan Trust, 2023-B B	5.770%	10/16/56	600,000	599,806 (a)
SMB Private Education Loan Trust, 2024-E A1A	5.090%	10/16/56	239,576	238,421 (a)
Structured Asset Investment Loan Trust, 2005- HE1 M2 (1 mo. Term SOFR + 0.834%)	5.173%	7/25/35	130,612	124,044 (c)
Structured Asset Securities Corp. Mortgage Loan Trust, 2007-WF1 A1 (1 mo. Term SOFR + 0.534%)	4.873%	2/25/37	169,789	165,335 (c)
Triumph Rail Holdings LLC, 2021-2 A	2.150%	6/19/51	91,320	85,165 (a)
United States Small Business Administration, 2019-25G 1	2.690%	7/1/44	54,405	47,598

Total Asset-Backed Securities (Cost — $8,999,359)				7,769,404
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Sovereign Bonds — 2.9%
Argentina — 0.3%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	293,450	$226,895
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	327,556	219,217 (k)
Total Argentina				446,112
Brazil — 0.2%
Brazil Letras do Tesouro Nacional	0.000%	1/1/26	602,000 BRL	84,358
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/33	1,564,000 BRL	194,690
Total Brazil				279,048
Colombia — 0.2%
Colombia Government International Bond, Senior Notes	4.125%	2/22/42	400,000	253,508
Jamaica — 0.1%
Jamaica Government International Bond, Senior Notes	9.625%	11/3/30	14,500,000 JMD	98,253
Kenya — 0.2%
Republic of Kenya Government International Bond, Senior Notes	9.750%	2/16/31	240,000	237,699 (a)
Mexico — 1.3%
Mexican Bonos, Bonds	8.000%	11/7/47	36,450,000 MXN	1,349,479
Mexican Bonos, Senior Notes	7.750%	11/13/42	3,000,000 MXN	110,495
Mexico Government International Bond, Senior Notes	4.600%	2/10/48	440,000	316,378
Total Mexico				1,776,352
Nigeria — 0.2%
Nigeria Government International Bond, Senior Notes	6.500%	11/28/27	200,000	190,052 (a)
Peru — 0.0%††
Peruvian Government International Bond, Senior Notes	5.625%	11/18/50	50,000	46,962
Supranational — 0.4%
Inter-American Development Bank, Senior Notes	7.350%	10/6/30	47,000,000 INR	553,706

Total Sovereign Bonds (Cost — $4,387,632)				3,881,692
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Senior Loans — 2.3%
Consumer Discretionary — 0.4%
Automobile Components — 0.2%
Clarios Global LP, 2024 Term Loan B (1 mo. Term SOFR + 2.500%)	6.857%	5/6/30	249,375	$250,715 (c)(l)(m)
Hotels, Restaurants & Leisure — 0.2%
Alterra Mountain Co., Term Loan B6 (1 mo. Term SOFR + 2.750%)	7.107%	8/17/28	37,510	37,804 (c)(l)(m)
Caesars Entertainment Inc., Incremental Term Loan B1 (1 mo. Term SOFR + 2.250%)	6.607%	2/6/31	67,311	67,542 (c)(l)(m)
Caesars Entertainment Inc., Term Loan B (1 mo. Term SOFR + 2.250%)	6.607%	2/6/30	24,675	24,726 (c)(l)(m)
Entain Holdings Ltd., USD Term Loan Facility B (3 mo. Term SOFR + 2.600%)	6.929%	3/29/27	28,656	28,776 (c)(l)(m)
Flutter Entertainment Public Ltd. Co., 2024 Term Loan B (3 mo. Term SOFR + 1.750%)	6.079%	11/30/30	57,300	57,246 (c)(l)(m)
Four Seasons Hotels Ltd., 2024 Term Loan B2 (1 mo. Term SOFR + 1.750%)	6.107%	11/30/29	80,865	81,133 (c)(l)(m)
PCI Gaming Authority, 2024 Term Loan B (1 mo. Term SOFR + 2.000%)	6.357%	7/18/31	33,545	33,533 (c)(l)(m)
Total Hotels, Restaurants & Leisure				330,760

Total Consumer Discretionary				581,475
Consumer Staples — 0.1%
Beverages — 0.1%
Triton Water Holdings Inc., First Lien Initial Term Loan (PRIME + 3.512%)	7.840%	3/31/28	55,532	56,039 (c)(l)(m)

Financials — 0.4%
Capital Markets — 0.1%
Focus Financial Partners LLC, 2024 Delayed Draw Term Loan	—	9/11/31	13,578	13,720 (n)
Focus Financial Partners LLC, Initial Term Loan (1 mo. Term SOFR + 3.250%)	7.607%	9/11/31	126,422	127,741 (c)(l)(m)
Total Capital Markets				141,461
Financial Services — 0.1%
Deerfield Dakota Holding LLC, First Lien Initial Dollar Term Loan (3 mo. Term SOFR + 3.750%)	8.079%	4/9/27	59,468	58,298 (c)(l)(m)
Setanta Aircraft Leasing DAC, Term Loan B (3 mo. Term SOFR + 1.750%)	6.079%	11/6/28	45,000	45,241 (c)(l)(m)
Total Financial Services				103,539
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Insurance — 0.2%
Acrisure LLC, 2024 Repricing Term Loan B6 (1 mo. Term SOFR + 3.000%)	7.357%	11/6/30	108,340	$108,652 (c)(l)(m)
AmWINS Group Inc., Term Loan (1 mo. Term SOFR + 2.364%)	6.721%	2/19/28	68,730	69,019 (c)(l)(m)
Asurion LLC, New Term Loan B12 (1 mo. Term SOFR + 4.250%)	8.607%	9/19/30	155,730	155,535 (c)(l)(m)
Total Insurance				333,206

Total Financials				578,206
Health Care — 1.0%
Health Care Equipment & Supplies — 0.2%
Medline Borrower LP, Dollar Incremental Term Loan (1 mo. Term SOFR + 2.250%)	6.607%	10/23/28	279,300	280,601 (c)(l)(m)
Health Care Providers & Services — 0.0%††
Sotera Health Holdings LLC, 2024 Refinancing Term Loan (3 mo. Term SOFR + 3.250%)	7.835%	5/30/31	79,800	80,100 (c)(l)(m)
Health Care Technology — 0.4%
Cotiviti Inc., Initial Floating Rate Term Loan (1 mo. Term SOFR + 2.750%)	7.303%	5/1/31	485,835	489,177 (c)(l)(m)
Pharmaceuticals — 0.4%
Gainwell Acquisition Corp., Term Loan B (3 mo. Term SOFR + 4.100%)	8.429%	10/1/27	473,678	459,994 (c)(l)(m)
Jazz Financing Lux Sarl, Dollar Term Loan Facility B2 (1 mo. Term SOFR + 2.250%)	6.607%	5/5/28	28,425	28,532 (c)(l)(m)
Total Pharmaceuticals				488,526

Total Health Care				1,338,404
Industrials — 0.3%
Commercial Services & Supplies — 0.1%
Garda World Security Corp., Tenth Additional Term Loan (1 mo. Term SOFR + 3.500%)	7.897%	2/1/29	47,731	48,000 (c)(l)(m)
Construction & Engineering — 0.2%
Brown Group Holding LLC, Initial Term Loan (1 mo. Term SOFR + 2.500%)	6.857%	7/1/31	263,768	265,067 (c)(l)(m)
Passenger Airlines — 0.0%††
Spirit Airlines Inc., Term Loan	—	11/18/25	23,212	23,270 (d)(e)(o)

Total Industrials				336,337
Information Technology — 0.1%
Software — 0.1%
Cloudera Inc., Term Loan (1 mo. Term SOFR + 3.850%)	8.207%	10/8/28	15,710	15,697 (c)(l)(m)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Software — continued
DCert Buyer Inc., First Lien Initial Term Loan (1 mo. Term SOFR + 4.000%)	8.357%	10/16/26	75,984	$73,189 (c)(l)(m)

Total Information Technology				88,886
Total Senior Loans (Cost — $2,968,814)				2,979,347
U.S. Treasury Inflation Protected Securities — 1.7%
U.S. Treasury Notes, Inflation Indexed	1.125%	1/15/33	858,373	789,864
U.S. Treasury Notes, Inflation Indexed	1.875%	7/15/34	1,549,225	1,501,584

Total U.S. Treasury Inflation Protected Securities (Cost — $2,440,214)				2,291,448
	Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.1%
Exchange-Traded Purchased Options — 0.1%
U.S. Treasury 5-Year Notes Futures, Call @ $106.500	1/24/25	21	21,000	7,547
U.S. Treasury 5-Year Notes Futures, Call @ $106.750	1/24/25	27	27,000	7,172
U.S. Treasury 5-Year Notes Futures, Call @ $107.250	1/24/25	9	9,000	1,266
U.S. Treasury 5-Year Notes Futures, Call @ $107.750	1/24/25	41	41,000	3,203
U.S. Treasury 5-Year Notes Futures, Put @ $105.500	1/24/25	27	27,000	3,797
U.S. Treasury 10-Year Notes Futures, Call @ $109.250	1/24/25	13	13,000	6,297
U.S. Treasury 10-Year Notes Futures, Call @ $110.500	1/24/25	7	7,000	1,203
U.S. Treasury 10-Year Notes Futures, Call @ $111.500	1/24/25	12	12,000	937
U.S. Treasury 10-Year Notes Futures, Call @ $113.000	2/21/25	10	10,000	1,094
U.S. Treasury 10-Year Notes Futures, Put @ $110.000	1/24/25	8	8,000	12,000
U.S. Treasury 10-Year Notes Futures, Put @ $109.000	2/21/25	10	10,000	11,875
U.S. Treasury Long-Term Bonds Futures, Put @ $113.000	1/24/25	18	18,000	17,156
U.S. Treasury Long-Term Bonds Futures, Put @ $115.000	1/24/25	15	15,000	29,765

Total Exchange-Traded Purchased Options (Cost — $119,096)				103,312
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
(Percentages shown based on Portfolio net assets)
Security	Counterparty	Expiration Date	Contracts	Notional Amount†	Value
OTC Purchased Options — 0.0%††
U.S. Dollar/Euro, Put @ $1.074 (Cost — $2,365)	BNP Paribas SA	2/24/25	434,000	434,000	$879

Total Purchased Options (Cost — $121,461)					104,191
Total Investments before Short-Term Investments (Cost — $158,396,062)					148,200,707
		Rate		Shares
Short-Term Investments — 4.9%
Western Asset Premier Institutional Government Reserves, Premium Shares (Cost — $6,562,794)		4.440%		6,562,794	6,562,794 (p)(q)
Total Investments — 116.3% (Cost — $164,958,856)					154,763,501
Liabilities in Excess of Other Assets — (16.3)%					(21,685,551)
Total Net Assets — 100.0%					$133,077,950

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(b)	Security has no maturity date. The date shown represents the next call date.
(c)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(d)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(e)	Security is valued using significant unobservable inputs (Note 1).
(f)	Value is less than $1.
(g)	The coupon payment on this security is currently in default as of December 31, 2024.
(h)	This security is traded on a to-be-announced (“TBA”) basis. At December 31, 2024, the Portfolio held TBA securities with a total cost of $25,125,988.
(i)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(j)	Rate shown is the current yield based on income received over the trailing twelve months.
(k)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the
United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(l)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(m)	Senior loans may be considered restricted in that the Portfolio ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(n)
All or a portion of this loan is unfunded as of December 31, 2024. The interest rate for fully unfunded term loans is to be determined. At December 31, 2024, the total principal amount and market value of unfunded commitments totaled $13,578 and $13,720, respectively.

(o)	All or a portion of this loan has not settled as of December 31, 2024. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)	Rate shown is one-day yield as of the end of the reporting period.
(q)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Portfolio ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Portfolio. At December 31, 2024, the total market value of investments in Affiliated
Companies was $6,562,794 and the cost was $6,562,794 (Note 8).

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
Abbreviation(s) used in this schedule:
ACES	—	Alternative Credit Enhancement Securities
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
IBOR	—	Interbank Offered Rate
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JMD	—	Jamaican Dollar
JSC	—	Joint Stock Company
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
PAC	—	Planned Amortization Class
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
STRIPS	—	Separate Trading of Registered Interest and Principal Securities
USD	—	United States Dollar
At December 31, 2024, the Portfolio had the following written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount†	Value
U.S. Treasury 5-Year Notes Futures, Call	1/10/25	$107.000	27	$27,000	$(2,320)
U.S. Treasury 5-Year Notes Futures, Call	1/24/25	108.250	29	29,000	(1,133)
U.S. Treasury 5-Year Notes Futures, Call	2/21/25	109.250	34	34,000	(2,125)
U.S. Treasury 5-Year Notes Futures, Put	1/10/25	105.750	27	27,000	(2,531)
U.S. Treasury 5-Year Notes Futures, Put	1/24/25	105.750	32	32,000	(6,750)
U.S. Treasury 5-Year Notes Futures, Put	1/24/25	106.250	29	29,000	(11,781)
U.S. Treasury 10-Year Notes Futures, Call	1/24/25	112.000	28	28,000	(1,750)
U.S. Treasury 10-Year Notes Futures, Call	1/24/25	112.500	10	10,000	(469)
U.S. Treasury 10-Year Notes Futures, Call	2/21/25	114.000	34	34,000	(2,656)
U.S. Treasury 10-Year Notes Futures, Put	1/24/25	107.500	24	24,000	(6,000)
U.S. Treasury 10-Year Notes Futures, Put	1/24/25	109.500	10	10,000	(11,406)
U.S. Treasury Long-Term Bonds Futures, Call	1/24/25	120.000	12	12,000	(1,125)
U.S. Treasury Long-Term Bonds Futures, Put	1/24/25	112.000	12	12,000	(7,313)
U.S. Treasury Long-Term Bonds Futures, Put	2/21/25	111.000	18	18,000	(16,313)
Total Exchange-Traded Written Options (Premiums received — $81,600)					(73,672)

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price	Contracts	Notional Amount	Value
U.S. Dollar/Mexican Peso, Put (Premiums received — $6,872)	Bank of America N.A.	2/6/25	19.386 MXN	638,195	638,195	$(151)
Total Written Options (Premiums received — $88,472)						$(73,823)

Abbreviation(s) used in this schedule:
MXN	—	Mexican Peso
At December 31, 2024, the Portfolio had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	124	3/26	$29,837,917	$29,777,050	$(60,867)
U.S. Treasury 10-Year Notes	241	3/25	26,559,845	26,208,750	(351,095)
U.S. Treasury Long-Term Bonds	28	3/25	3,283,722	3,187,625	(96,097)
United Kingdom Long Gilt Bonds	10	3/25	1,188,434	1,156,881	(31,553)
					(539,612)
Contracts to Sell:
Japanese 10-Year Bonds	2	3/25	1,809,898	1,803,680	6,218
U.S. Treasury 2-Year Notes	136	3/25	27,985,893	27,962,875	23,018
U.S. Treasury 5-Year Notes	146	3/25	15,645,447	15,520,485	124,962
U.S. Treasury Ultra 10-Year Notes	84	3/25	9,441,280	9,350,250	91,030
U.S. Treasury Ultra Long- Term Bonds	16	3/25	1,991,715	1,902,500	89,215
					334,443
Net unrealized depreciation on open futures contracts					$(205,169)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At December 31, 2024, the Portfolio had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	510,000	USD	82,360	Citibank N.A.	1/3/25	$143
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	820,000	USD	132,422	Citibank N.A.	1/3/25	$231
BRL	830,000	USD	134,037	Citibank N.A.	1/3/25	233
BRL	2,200,000	USD	355,280	Citibank N.A.	1/3/25	619
USD	82,382	BRL	510,000	Citibank N.A.	1/3/25	(122)
USD	133,295	BRL	820,000	Citibank N.A.	1/3/25	642
USD	135,469	BRL	830,000	Citibank N.A.	1/3/25	1,199
USD	357,565	BRL	2,200,000	Citibank N.A.	1/3/25	1,666
BRL	8,683,902	USD	1,402,371	Goldman Sachs Group Inc.	1/3/25	2,442
BRL	13,043,902	USD	2,232,704	Goldman Sachs Group Inc.	1/3/25	(122,564)
USD	1,425,928	BRL	8,683,902	Goldman Sachs Group Inc.	1/3/25	21,115
USD	2,106,471	BRL	13,043,902	Goldman Sachs Group Inc.	1/3/25	(3,668)
EUR	60,000	USD	65,218	Bank of America N.A.	1/16/25	(3,027)
EUR	60,000	USD	63,048	Bank of America N.A.	1/16/25	(858)
EUR	60,000	USD	65,235	Bank of America N.A.	1/16/25	(3,045)
EUR	80,000	USD	86,588	Bank of America N.A.	1/16/25	(3,668)
GBP	30,000	USD	38,934	Bank of America N.A.	1/16/25	(1,382)
GBP	90,000	USD	113,625	Bank of America N.A.	1/16/25	(969)
GBP	100,000	USD	126,685	Bank of America N.A.	1/16/25	(1,512)
GBP	120,000	USD	151,761	Bank of America N.A.	1/16/25	(1,554)
GBP	120,000	USD	155,438	Bank of America N.A.	1/16/25	(5,230)
USD	824,984	CNH	5,960,510	Bank of America N.A.	1/16/25	12,599
USD	1,234,719	CNH	8,653,778	Bank of America N.A.	1/16/25	55,256
USD	106,215	EUR	100,000	Bank of America N.A.	1/16/25	2,564
USD	207,100	EUR	190,000	Bank of America N.A.	1/16/25	10,163
USD	207,331	EUR	190,000	Bank of America N.A.	1/16/25	10,394
USD	2,009,946	EUR	1,823,378	Bank of America N.A.	1/16/25	119,996
USD	1,582,631	GBP	1,208,267	Bank of America N.A.	1/16/25	70,208
CAD	100,000	USD	72,801	BNP Paribas SA	1/16/25	(3,193)
CAD	190,000	USD	138,364	BNP Paribas SA	1/16/25	(6,108)
CAD	240,000	USD	174,688	BNP Paribas SA	1/16/25	(7,627)
CAD	250,000	USD	181,515	BNP Paribas SA	1/16/25	(7,492)
CAD	1,110,000	USD	806,397	BNP Paribas SA	1/16/25	(33,742)
CHF	60,000	USD	67,986	BNP Paribas SA	1/16/25	(1,754)
CHF	60,000	USD	68,094	BNP Paribas SA	1/16/25	(1,862)
CHF	70,000	USD	79,457	BNP Paribas SA	1/16/25	(2,187)
CHF	150,000	USD	170,289	BNP Paribas SA	1/16/25	(4,711)
NOK	2,577	USD	242	BNP Paribas SA	1/16/25	(16)
NOK	2,620,000	USD	239,377	BNP Paribas SA	1/16/25	(9,226)
USD	2,107,693	CAD	2,891,258	BNP Paribas SA	1/16/25	95,131
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,359,352	CHF	1,152,381	BNP Paribas SA	1/16/25	$87,290
CAD	140,000	USD	101,105	Citibank N.A.	1/16/25	(3,654)
CAD	140,000	USD	101,338	Citibank N.A.	1/16/25	(3,886)
CAD	140,000	USD	101,346	Citibank N.A.	1/16/25	(3,895)
CAD	230,000	USD	166,604	Citibank N.A.	1/16/25	(6,504)
CAD	230,000	USD	166,688	Citibank N.A.	1/16/25	(6,589)
CAD	240,000	USD	173,364	Citibank N.A.	1/16/25	(6,304)
CAD	270,000	USD	195,509	Citibank N.A.	1/16/25	(7,566)
INR	31,052,863	USD	367,870	Citibank N.A.	1/16/25	(5,775)
USD	673,611	CAD	967,308	Citibank N.A.	1/16/25	282
CHF	20,000	USD	23,280	Goldman Sachs Group Inc.	1/16/25	(1,203)
CHF	30,000	USD	33,991	Goldman Sachs Group Inc.	1/16/25	(875)
CHF	50,000	USD	58,240	Goldman Sachs Group Inc.	1/16/25	(3,047)
CHF	60,000	USD	69,875	Goldman Sachs Group Inc.	1/16/25	(3,644)
CHF	80,000	USD	91,129	Goldman Sachs Group Inc.	1/16/25	(2,820)
CHF	80,000	USD	90,964	Goldman Sachs Group Inc.	1/16/25	(2,656)
CHF	80,000	USD	91,065	Goldman Sachs Group Inc.	1/16/25	(2,756)
CHF	90,000	USD	102,210	Goldman Sachs Group Inc.	1/16/25	(2,863)
CHF	90,000	USD	102,278	Goldman Sachs Group Inc.	1/16/25	(2,931)
CHF	100,000	USD	113,312	Goldman Sachs Group Inc.	1/16/25	(2,926)
CHF	130,000	USD	149,894	Goldman Sachs Group Inc.	1/16/25	(6,393)
NOK	1,770,000	USD	161,524	Goldman Sachs Group Inc.	1/16/25	(6,040)
NOK	1,820,000	USD	165,313	Goldman Sachs Group Inc.	1/16/25	(5,437)
USD	33,505	NOK	370,000	Goldman Sachs Group Inc.	1/16/25	1,003
USD	69,629	NOK	770,000	Goldman Sachs Group Inc.	1/16/25	1,989
USD	101,452	NOK	1,120,000	Goldman Sachs Group Inc.	1/16/25	3,067
USD	139,161	NOK	1,540,000	Goldman Sachs Group Inc.	1/16/25	3,881
USD	144,436	NOK	1,600,000	Goldman Sachs Group Inc.	1/16/25	3,885
AUD	200,000	USD	133,296	JPMorgan Chase & Co.	1/16/25	(9,504)
AUD	220,000	USD	145,895	JPMorgan Chase & Co.	1/16/25	(9,724)
AUD	734,290	USD	494,434	JPMorgan Chase & Co.	1/16/25	(39,938)
EUR	913,000	USD	1,003,380	JPMorgan Chase & Co.	1/16/25	(57,046)
JPY	63,190,000	USD	418,501	JPMorgan Chase & Co.	1/16/25	(16,136)
JPY	87,042,853	USD	595,043	JPMorgan Chase & Co.	1/16/25	(40,793)
MXN	4,350,000	USD	214,468	JPMorgan Chase & Co.	1/16/25	(6,452)
USD	950,094	CNH	6,872,887	JPMorgan Chase & Co.	1/16/25	13,357
USD	4,745	JPY	710,000	JPMorgan Chase & Co.	1/16/25	224
USD	4,750	JPY	710,000	JPMorgan Chase & Co.	1/16/25	229
USD	6,750	JPY	1,000,000	JPMorgan Chase & Co.	1/16/25	383
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	69,034	JPY	10,230,000	JPMorgan Chase & Co.	1/16/25	$3,894
USD	17,738	MXN	360,000	JPMorgan Chase & Co.	1/16/25	523
USD	60,575	MXN	1,230,000	JPMorgan Chase & Co.	1/16/25	1,757
USD	61,053	MXN	1,240,000	JPMorgan Chase & Co.	1/16/25	1,756
USD	97,643	MXN	1,980,000	JPMorgan Chase & Co.	1/16/25	2,960
USD	139,756	MXN	2,833,000	JPMorgan Chase & Co.	1/16/25	4,283
USD	149,605	MXN	3,020,000	JPMorgan Chase & Co.	1/16/25	5,189
USD	254,957	MXN	4,999,078	JPMorgan Chase & Co.	1/16/25	15,903
CAD	270,000	USD	196,251	Morgan Stanley & Co. Inc.	1/16/25	(8,308)
BRL	8,683,902	USD	1,418,359	Goldman Sachs Group Inc.	2/4/25	(21,916)
MXN	3,644,306	USD	178,695	Bank of America N.A.	2/10/25	(5,157)
Net unrealized appreciation on open forward foreign currency contracts						$28,201

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
USD	—	United States Dollar
At December 31, 2024, the Portfolio had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
JPMorgan Chase & Co.	29,330,000BRL	1/2/29	BRL-CDI**	10.230%**	$(637,613)	—	$(637,613)

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Schedule of Investments (cont’d)
December 31, 2024
 Western Asset Core Plus VIT Portfolio
CENTRALLY CLEARED INTEREST RATE SWAPS
	Notional Amount*	Termination Date	Payments Made by the Portfolio†	Payments Received by the Portfolio†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
	42,900,000MXN	11/16/29	28-Day MXN TIIE - Banxico every 28 days	8.902% every 28 days	$(22,536)	—	$(22,536)
	10,130,000	4/30/31	4.200% annually	Daily SOFR Compound annually	(85,241)	$(177,485)	92,244
	54,960,000MXN	11/10/34	28-Day MXN TIIE - Banxico every 28 days	8.885% every 28 days	(85,744)	—	(85,744)
	481,000	5/15/48	3.150% annually	Daily SOFR Compound annually	65,161	(463)	65,624
Total					$(128,360)	$(177,948)	$49,588

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Appreciation
Markit CDX.NA.IG.43 Index	$11,047,000	12/20/29	1.000% quarterly	$246,577	$235,586	$10,991

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — BUY PROTECTION[4]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Made by the Portfolio†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.43 Index	$1,548,500	12/20/29	5.000% quarterly	$(119,170)	$(108,333)	$(10,837)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Portfolio†	Periodic Payments Received by the Portfolio‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$767,000	3/6/25	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$22,477	—	$22,477

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

 Western Asset Core Plus VIT Portfolio
[1]
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii)
pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

[4]
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or
(ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Portfolio are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 37 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
28-Day MXN TIIE - Banxico	10.245%
BRL-CDI	12.150%
Daily SOFR Compound	4.490%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
MXN	—	Mexican Peso
SOFR	—	Secured Overnight Financing Rate
TIIE	—	Tasa de Intere’s Interbancaria de Equilibrio (Equilibrium Interbanking Interest Rate)
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Statement of Assets and Liabilities
December 31, 2024

Assets:
Investments in unaffiliated securities, at value (Cost — $158,396,062)	$148,200,707
Investments in affiliated securities, at value (Cost — $6,562,794)	6,562,794
Foreign currency, at value (Cost — $522,110)	507,740
Cash	1,067,941
Receivable for securities sold	2,544,600
Interest receivable	1,090,594
Deposits with brokers for OTC derivatives	770,000
Unrealized appreciation on forward foreign currency contracts	556,456
Deposits with brokers for centrally cleared swap contracts	487,705
Deposits with brokers for open futures contracts and exchange-traded options	391,651
Foreign currency collateral for open futures contracts and exchange-traded options, at value (Cost — $70,831)	76,485
Receivable for Portfolio shares sold	34,806
Dividends receivable from affiliated investments	23,259
OTC swaps, at value (premiums paid — $0)	22,477
Receivable from brokers — net variation margin on centrally cleared swap contracts	6,747
Principal paydown receivable	6,226
Receivable for premiums on written options	4,969
Prepaid expenses	1,043
Total Assets	162,356,200
Liabilities:
Payable for securities purchased	27,707,227
OTC swaps, at value (premiums received — $0)	637,613
Unrealized depreciation on forward foreign currency contracts	528,255
Payable for Portfolio shares repurchased	114,550
Written options, at value (premiums received — $88,472)	73,823
Investment management fee payable	58,389
Service and/or distribution fees payable	16,527
Payable to brokers — net variation margin on open futures contracts	14,201
Payable for open OTC swap contracts	7,053
Payable for written options closed	3,406
Trustees’ fees payable	1,645
Accrued expenses	115,561
Total Liabilities	29,278,250
Total Net Assets	$133,077,950
Net Assets:
Par value (Note 7)	$294
Paid-in capital in excess of par value	193,516,661
Total distributable earnings (loss)	(60,439,005)
Total Net Assets	$133,077,950
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

Net Assets:
Class I	$55,333,860
Class II	$77,744,090
Shares Outstanding:
Class I	12,253,281
Class II	17,180,507
Net Asset Value:
Class I	$4.52
Class II	$4.53
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Statement of Operations
For the Year Ended December 31, 2024

Investment Income:
Interest	$14,125,579
Dividends from affiliated investments	398,337
Total Investment Income	14,523,916
Expenses:
Investment management fee (Note 2)	1,274,754
Service and/or distribution fees (Notes 2 and 5)	194,233
Fund accounting fees	85,642
Audit and tax fees	62,240
Legal fees	16,163
Shareholder reports	13,055
Trustees’ fees	8,267
Commitment fees (Note 9)	2,903
Insurance	2,699
Custody fees	853
Transfer agent fees (Notes 2 and 5)	826
Miscellaneous expenses	10,248
Total Expenses	1,671,883
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(8,689)
Net Expenses	1,663,194
Net Investment Income	12,860,722
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions in unaffiliated securities	(11,067,939)†
Futures contracts	1,997,251
Written options	1,118,236
Swap contracts	884,201
Forward foreign currency contracts	(798,296)
Foreign currency transactions	(131,767)
Net Realized Loss	(7,998,314)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments in unaffiliated securities	6,074,112 ‡
Futures contracts	(2,581,863)
Written options	22,860
Swap contracts	(1,293,685)
Forward foreign currency contracts	(402,105)
Foreign currencies	(84,493)
Change in Net Unrealized Appreciation (Depreciation)	1,734,826
Net Loss on Investments, Futures Contracts, Written Options, Swap Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	(6,263,488)
Increase in Net Assets From Operations	$6,597,234

†	Net of foreign capital gains tax of $1,154.
‡	Net of change in accrued foreign capital gains tax of $(1,206).
See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

Statements of Changes in Net Assets

For the Years Ended December 31,	2024	2023
Operations:
Net investment income	$12,860,722	$13,712,356
Net realized loss	(7,998,314)	(17,456,213)
Change in net unrealized appreciation (depreciation)	1,734,826	22,976,704
Increase in Net Assets From Operations	6,597,234	19,232,847
Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(12,072,565)	(11,750,027)
Decrease in Net Assets From Distributions to Shareholders	(12,072,565)	(11,750,027)
Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	50,548,319	77,997,228
Reinvestment of distributions	12,072,565	11,750,027
Cost of shares repurchased	(244,674,387)	(97,972,522)
Decrease in Net Assets From Portfolio Share Transactions	(182,053,503)	(8,225,267)
Decrease in Net Assets	(187,528,834)	(742,447)
Net Assets:
Beginning of year	320,606,784	321,349,231
End of year	$133,077,950	$320,606,784
See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$4.95	$4.82	$5.95	$6.23	$5.82
Income (loss) from operations:
Net investment income	0.23	0.21	0.16	0.13	0.16
Net realized and unrealized gain (loss)	(0.24)	0.11	(1.18)	(0.25)	0.38
Total income (loss) from operations	(0.01)	0.32	(1.02)	(0.12)	0.54
Less distributions from:
Net investment income	(0.42)	(0.19)	(0.11)	(0.16)	(0.12)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.42)	(0.19)	(0.11)	(0.16)	(0.13)
Net asset value, end of year	$4.52	$4.95	$4.82	$5.95	$6.23
Total return[2]	(0.42)%	6.82%	(17.23)%	(1.97)%	9.31%
Net assets, end of year (000s)	$55,334	$242,542	$198,982	$99,849	$92,357
Ratios to average net assets:
Gross expenses	0.52%	0.52%	0.51%	0.53%	0.59%
Net expenses[3,4]	0.52	0.51	0.50	0.53	0.54
Net investment income	4.60	4.22	3.07	2.17	2.73
Portfolio turnover rate[5]	107%	110%	57%	78%	113%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class I shares did not exceed 0.54%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 67%, 70%, 49%, 54% and 80%.

See Notes to Financial Statements.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class II Shares[1]	2024	2023	2022	2021	2020
Net asset value, beginning of year	$4.96	$4.83	$5.95	$6.23	$5.83
Income (loss) from operations:
Net investment income	0.22	0.19	0.14	0.12	0.15
Net realized and unrealized gain (loss)	(0.24)	0.11	(1.17)	(0.26)	0.37
Total income (loss) from operations	(0.02)	0.30	(1.03)	(0.14)	0.52
Less distributions from:
Net investment income	(0.41)	(0.17)	(0.09)	(0.14)	(0.11)
Return of capital	—	—	—	—	(0.01)
Total distributions	(0.41)	(0.17)	(0.09)	(0.14)	(0.12)
Net asset value, end of year	$4.53	$4.96	$4.83	$5.95	$6.23
Total return[2]	(0.86)%	6.44%	(17.28)%	(2.19)%	9.05%
Net assets, end of year (000s)	$77,744	$78,065	$122,367	$154,330	$130,834
Ratios to average net assets:
Gross expenses	0.78%	0.76%	0.76%	0.78%	0.83%
Net expenses[3,4]	0.77	0.76	0.76	0.78	0.79
Net investment income	4.39	3.89	2.64	1.92	2.50
Portfolio turnover rate[5]	107%	110%	57%	78%	113%

[1]	Per share amounts have been calculated using the average shares method.
[2]
Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[3]
As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of
Class II shares did not exceed 0.79%. This expense limitation arrangement cannot be terminated prior to
December 31, 2026 without the Board of Trustees’ consent. In addition, the manager has agreed to waive the
Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund.

[4]	Reflects fee waivers and/or expense reimbursements.
[5]
Including mortgage dollar roll transactions. If mortgage dollar roll transactions had been excluded, the portfolio turnover rates for the respective years/periods presented would have been 67%, 70%, 49%, 54% and 80%.

See Notes to Financial Statements.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Western Asset Core Plus VIT Portfolio (the “Portfolio”) is a separate diversified investment series of Legg Mason Partners Variable Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
Shares of the Portfolio may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.
The Portfolio follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Portfolio holds securities or other assets that are denominated in a foreign currency, the Portfolio will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its net asset value, the Portfolio values these securities as determined in accordance with procedures approved by the Portfolio’s Board of Trustees (the “Board”).

Western Asset Core Plus VIT Portfolio 2024 Annual Report

Pursuant to policies adopted by the Board, the Portfolio’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Portfolio’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Portfolio’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Corporate Bonds & Notes:
Financials	—	$14,341,308	$0 *	$14,341,308
Other Corporate Bonds & Notes	—	30,313,029	—	30,313,029
Mortgage-Backed Securities	—	39,018,753	—	39,018,753
Collateralized Mortgage Obligations	—	25,178,016	—	25,178,016
U.S. Government & Agency Obligations	—	22,323,519	—	22,323,519
Asset-Backed Securities	—	7,769,404	—	7,769,404
Sovereign Bonds	—	3,881,692	—	3,881,692
Senior Loans:
Industrials	—	313,067	23,270	336,337
Other Senior Loans	—	2,643,010	—	2,643,010
U.S. Treasury Inflation Protected Securities	—	2,291,448	—	2,291,448
Purchased Options:
Exchange-Traded Purchased Options	$103,312	—	—	103,312
OTC Purchased Options	—	879	—	879
Total Long-Term Investments	103,312	148,074,125	23,270	148,200,707
Short-Term Investments†	6,562,794	—	—	6,562,794
Total Investments	$6,666,106	$148,074,125	$23,270	$154,763,501
Other Financial Instruments:
Futures Contracts††	$334,443	—	—	$334,443
Forward Foreign Currency Contracts††	—	$556,456	—	556,456
Centrally Cleared Interest Rate Swaps††	—	157,868	—	157,868
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	10,991	—	10,991
OTC Total Return Swaps	—	22,477	—	22,477
Total Other Financial Instruments	$334,443	$747,792	—	$1,082,235
Total	$7,000,549	$148,821,917	$23,270	$155,845,736

Western Asset Core Plus VIT Portfolio 2024 Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$73,672	—	—	$73,672
OTC Written Options	—	$151	—	151
Futures Contracts††	539,612	—	—	539,612
Forward Foreign Currency Contracts††	—	528,255	—	528,255
OTC Interest Rate Swaps	—	637,613	—	637,613
Centrally Cleared Interest Rate Swaps††	—	108,280	—	108,280
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection††	—	10,837	—	10,837
Total	$613,284	$1,285,136	—	$1,898,420

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Purchased options. The Portfolio may purchase option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio purchases an option, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market to reflect the current market value of the option purchased. If the purchased option expires, the Portfolio realizes a loss equal to the amount of premium paid. When an instrument is purchased or sold through the exercise of an option, the related premium paid is added to the basis of the instrument acquired or deducted from the proceeds of the instrument sold. The risk associated with purchasing put and call options is limited to the premium paid.
(c) Written options. The Portfolio may write option contracts generally to gain or reduce exposure to certain types of investments or market factors or as a means of attempting to enhance returns. When the Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the option written. If the option expires, the premium received is recorded as a realized gain. When a written call option is exercised, the difference between the premium received plus the option exercise price and the Portfolio’s basis in the underlying security (in the case of a covered written call option), or the cost to purchase the underlying security (in the case of an uncovered written call option), including brokerage commission, is recognized as a realized gain or loss. When a written put option is exercised, the amount of the premium received is subtracted from the cost of the security purchased by the Portfolio from the exercise of the written put option to
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
form the Portfolio’s basis in the underlying security purchased. The writer or buyer of an option traded on an exchange can liquidate the position before the exercise of the option by entering into a closing transaction. The cost of a closing transaction is deducted from the original premium received resulting in a realized gain or loss to the Portfolio.
The risk in writing a covered call option is that the Portfolio may forego the opportunity of profit if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the underlying security decreases and the option is exercised. The risk in writing an uncovered call option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security increases. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(d) Options on futures contracts. The Portfolio may purchase or write option contracts generally to gain or reduce exposure to types of investments or market factors or as a means of attempting to enhance returns. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at the specified option exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of purchase, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the net asset value of the Portfolio. The potential for loss related to writing call options is unlimited. The potential for loss related to writing put options is limited only by the aggregate strike price of the put option less the premium received.
(e) Futures contracts. The Portfolio uses futures contracts generally to gain exposure to, or hedge against, changes in interest rates or gain exposure to, or hedge against, changes in certain asset classes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Portfolio is required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Portfolio each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statement of Operations and the Portfolio recognizes a realized gain or loss when the contract is closed.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.
(f) Forward foreign currency contracts. The Portfolio enters into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Portfolio as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(g) Swap agreements. The Portfolio invests in swaps for the purpose of managing its exposure to interest rate, credit or market risk, or for other purposes, including to increase the Portfolio’s return. The use of swaps involves risks that are different from those associated with other portfolio transactions. Swap agreements are privately negotiated in the over-the-counter market and may be entered into as a bilateral contract (“OTC Swaps”) or centrally cleared (“Centrally Cleared Swaps”). Unlike Centrally Cleared Swaps, the Portfolio has credit exposure to the counterparties of OTC Swaps.
In a Centrally Cleared Swap, immediately following execution of the swap, the swap agreement is submitted to a clearinghouse or central counterparty (the “CCP”) and the CCP becomes the ultimate counterparty of the swap agreement. The Portfolio is required to interface with the CCP through a broker, acting in an agency capacity. All payments are settled with the CCP through the broker. Upon entering into a Centrally Cleared Swap, the Portfolio is required to deposit initial margin with the broker in the form of cash or securities.
Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of Centrally Cleared Swaps, if any, is recorded as a net receivable or payable for variation margin on the Statement of Assets and Liabilities. Gains or losses are realized upon termination of the swap agreement. Collateral, in the form of restricted cash or securities, may be required to be held in segregated accounts with the Portfolio’s custodian in compliance with the terms of the swap contracts. Securities posted as collateral for swap contracts are identified in the Schedule of Investments and restricted cash, if any, is identified on the Statement of Assets
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
and Liabilities. Risks may exceed amounts recorded in the Statement of Assets and Liabilities. These risks include changes in the returns of the underlying instruments, failure of the counterparties to perform under the contracts’ terms, and the possible lack of liquidity with respect to the swap agreements.
OTC Swap payments received or made at the beginning of the measurement period are reflected as a premium or deposit, respectively, on the Statement of Assets and Liabilities. These upfront payments are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. Net periodic payments received or paid by the Portfolio are recognized as a realized gain or loss in the Statement of Operations.
The Portfolio’s maximum exposure in the event of a defined credit event on a credit default swap to sell protection is the notional amount. As of December 31, 2024, the total notional value of all credit default swaps to sell protection was $11,047,000. This amount would be offset by the value of the swap’s reference entity, upfront premiums received on the swap and any amounts received from the settlement of a credit default swap where the Portfolio bought protection for the same referenced security/entity.
For average notional amounts of swaps held during the year ended December 31, 2024, see Note 4.
Credit default swaps
The Portfolio enters into credit default swap (“CDS”) contracts for investment purposes, to manage its credit risk or to add leverage. CDS agreements involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default by a third party, typically corporate or sovereign issuers, on a specified obligation, or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index. The Portfolio may use a CDS to provide protection against defaults of the issuers (i.e., to reduce risk where the Portfolio has exposure to an issuer) or to take an active long or short position with respect to the likelihood of a particular issuer’s default. As a seller of protection, the Portfolio generally receives an upfront payment or a stream of payments throughout the term of the swap provided that there is no credit event. If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the maximum potential amount of future payments (undiscounted) that the Portfolio could be required to make under a CDS agreement would be an amount equal to the notional amount of the agreement. These amounts of potential payments will be partially offset by any recovery of values from the respective referenced obligations. As a seller of protection, the Portfolio effectively adds leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. As a buyer of protection, the Portfolio generally receives an amount up to the notional value of the swap if a credit event occurs.
Implied spreads are the theoretical prices a lender receives for credit default protection. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. Wider credit spreads and decreasing market values, when compared to

Western Asset Core Plus VIT Portfolio 2024 Annual Report

the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. Credit spreads utilized in determining the period end market value of CDS agreements on corporate or sovereign issues are disclosed in the Schedule of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for credit derivatives. For CDS agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, particularly in relation to the notional amount of the contract as well as the annual payment rate, serve as an indication of the current status of the payment/performance risk.
The Portfolio’s maximum risk of loss from counterparty risk, as the protection buyer, is the fair value of the contract (this risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty). As the protection seller, the Portfolio’s maximum risk is the notional amount of the contract. CDS are considered to have credit risk-related contingent features since they require payment by the protection seller to the protection buyer upon the occurrence of a defined credit event.
Entering into a CDS agreement involves, to varying degrees, elements of credit, market and documentation risk in excess of the related amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates.
Interest rate swaps
The Portfolio enters into interest rate swap contracts to manage its exposure to interest rate risk. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Portfolio may elect to pay a fixed rate and receive a floating rate, receive a fixed rate and pay a floating rate, or pay and receive a floating rate, on a notional principal amount. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized appreciation or depreciation in the Statement of Operations. When a swap contract is terminated early, the Portfolio records a realized gain or loss equal to the difference between the original cost and the settlement amount of the closing transaction.
The risks of interest rate swaps include changes in market conditions that will affect the value of the contract or changes in the present value of the future cash flow streams and the possible inability of the counterparty to fulfill its obligations under the agreement. The Portfolio’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that amount is positive. This risk is mitigated by the posting of collateral by the counterparty to the Portfolio to cover the Portfolio’s exposure to the counterparty.
Total return swaps
The Portfolio enters into total return swaps for investment purposes. Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument. For example, the agreement to pay a predetermined or fixed interest
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
rate in exchange for a market-linked return based on a notional amount. To the extent the total return of a referenced index or instrument exceeds the offsetting interest obligation, the Portfolio will receive a payment from the counterparty. To the extent it is less, the Portfolio will make a payment to the counterparty.
(h) Swaptions. The Portfolio may purchase or write swaption contracts to manage exposure to fluctuations in interest rates or to enhance yield. The Portfolio may also purchase and write swaption contracts to manage exposure to an underlying instrument. Swaption contracts written by the Portfolio represent an option that gives the purchaser the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date. Swaption contracts purchased by the Portfolio represent an option that gives the Portfolio the right, but not the obligation, to enter into a previously agreed upon swap contract at a future date.
When the Portfolio writes a swaption, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily to reflect the current market value of the swaption written. If the swaption expires, the Portfolio realizes a gain equal to the amount of the premium received.
When the Portfolio purchases a swaption, an amount equal to the premium paid by the Portfolio is recorded as an investment on the Statement of Assets and Liabilities, the value of which is marked-to-market daily to reflect the current market value of the swaption purchased. If the swaption expires, the Portfolio realizes a loss equal to the amount of the premium paid.
Swaptions are marked-to-market daily based upon quotations from market makers. Changes in the value of the swaption are reported as unrealized gains or losses in the Statement of Operations.
(i) Loan participations. The Portfolio may invest in loans arranged through private negotiation between one or more financial institutions. The Portfolio’s investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement related to the loan, or any rights of offset against the borrower and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the participation.
The Portfolio assumes the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Portfolio and the borrower. In the event of the insolvency of the lender selling the participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.
(j) Stripped securities. The Portfolio may invest in ‘‘Stripped Securities,’’ a term used collectively for components, or strips, of fixed income securities. Stripped Securities can be principal only securities (“PO”), which are debt obligations that have been stripped of unmatured interest coupons, or interest only securities (“IO”), which are unmatured interest coupons that have been stripped from debt obligations. The market value of Stripped

Western Asset Core Plus VIT Portfolio 2024 Annual Report

Securities will fluctuate in response to changes in economic conditions, rates of pre-payment, interest rates and the market’s perception of the securities. However, fluctuations in response to interest rates may be greater in Stripped Securities than for debt obligations of comparable maturities that pay interest currently. The amount of fluctuation may increase with a longer period of maturity.
The yield to maturity on IO’s is sensitive to the rate of principal repayments (including prepayments) on the related underlying debt obligation and principal payments may have a material effect on yield to maturity. If the underlying debt obligation experiences greater than anticipated prepayments of principal, the Portfolio may not fully recoup its initial investment in IO’s.
(k) Securities traded on a to-be-announced basis. The Portfolio may trade securities on a to-be-announced (“TBA”) basis. In a TBA transaction, the Portfolio commits to purchasing or selling securities which have not yet been issued by the issuer and for which specific information, such as the face amount, maturity date and underlying pool of investments in U.S. government agency mortgage pass-through securities, is not announced. Securities purchased on a TBA basis are not settled until they are delivered to the Portfolio. Beginning on the date the Portfolio enters into a TBA transaction, cash, U.S. government securities or other liquid high-grade debt obligations are segregated in an amount equal in value to the purchase price of the TBA security. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.
(l) Mortgage dollar rolls. The Portfolio may enter into mortgage dollar rolls in which the Portfolio sells mortgage-backed securities for delivery in the current month, realizing a gain or loss, and simultaneously entering into contracts to repurchase substantially similar (same type, coupon and maturity) securities to settle on a specified future date.
The Portfolio executes its mortgage dollar rolls entirely in the TBA market, whereby the Portfolio makes a forward commitment to purchase a security and, instead of accepting delivery, the position is offset by a sale of the security with a simultaneous agreement to repurchase at a future date. The Portfolio accounts for mortgage dollar rolls as purchases and sales.
The risk of entering into mortgage dollar rolls is that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Portfolio’s use of the proceeds of the mortgage dollar roll may be restricted pending a determination by the counterparty, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
(m) Inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value or interest rate is periodically adjusted according to the rate of inflation. As the index measuring inflation changes, the principal value or interest rate of inflation-indexed bonds will be adjusted accordingly. Inflation adjustments to the principal amount of inflation-indexed bonds are reflected as an increase or decrease to investment income on the Statement of Operations. Repayment of the original bond principal upon maturity (as
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
(n) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Portfolio does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfolio’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(o) Credit and market risk. The Portfolio invests in high-yield and emerging market instruments that are subject to certain credit and market risks. The yields of high-yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Portfolio’s investments in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Portfolio. The Portfolio’s investments in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.
Investments in securities that are collateralized by real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be

Western Asset Core Plus VIT Portfolio 2024 Annual Report

doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.
(p) Foreign investment risks. The Portfolio’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Portfolio. Foreign investments may also subject the Portfolio to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(q) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Portfolio may invest in certain securities or engage in other transactions where the Portfolio is exposed to counterparty credit risk in addition to broader market risks. The Portfolio may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Portfolio’s subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Portfolio to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Portfolio since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Portfolio does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Portfolio has entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Portfolio’s net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Portfolio may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the Portfolio and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.
Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Portfolio under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedule of Investments.
As of December 31, 2024, the Portfolio held OTC written options, forward foreign currency contracts and OTC interest rate swaps with credit related contingent features which had a liability position of $1,166,019. If a contingent feature in the master agreements would have been triggered, the Portfolio would have been required to pay this amount to its derivatives counterparties. As of December 31, 2024, the Portfolio had posted with its counterparties cash and/or securities as collateral to cover the net liability of these derivatives amounting to $770,000 which could be used to reduce the required payment.
(r) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Paydown gains and losses on mortgage- and asset-backed securities are recorded as adjustments to interest income. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Portfolio may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(s) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolio are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(t) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolio on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

(u) Compensating balance arrangements. The Portfolio has an arrangement with its custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolio’s cash on deposit with the bank.
(v) Federal and other taxes. It is the Portfolio’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolio intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolio’s financial statements.
Management has analyzed the Portfolio’s tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2024, no provision for income tax is required in the Portfolio’s financial statements. The Portfolio’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
(w) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolio had no reclassifications.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is the Portfolio’s investment manager. Western Asset Management Company, LLC (“Western Asset”), Western Asset Management Company Limited (“Western Asset London”), Western Asset Management Company Pte. Ltd. in Singapore (“Western Asset Singapore”) and Western Asset Management Company Ltd in Japan (“Western Asset Japan”) are the Portfolio’s subadvisers. FTFA, Western Asset, Western Asset London, Western Asset Singapore and Western Asset Japan are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
Under the investment management agreement, the Portfolio pays an investment management fee, calculated daily and paid monthly, in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $500 million	0.450%
Next $500 million	0.425
Over $1 billion	0.400
FTFA provides administrative and certain oversight services to the Portfolio. FTFA delegates to the subadvisers the day-to-day portfolio management of the Portfolio. Western Asset London, Western Asset Singapore and Western Asset Japan provide certain subadvisory services related to currency transactions and investments in non-U.S. dollar denominated securities and related foreign currency instruments. For its services, FTFA pays Western Asset a fee monthly, at an annual rate equal to 70% of the net management fee it receives from the Portfolio. In turn, Western Asset pays Western Asset London, Western Asset
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
Singapore and Western Asset Japan monthly a subadvisory fee in an amount equal to 100% of the management fee paid to Western Asset on the assets that Western Asset allocates to each such non-U.S. subadviser to manage.
As a result of expense limitation arrangements between the Portfolio and FTFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses, to average net assets of Class I and Class II shares did not exceed 0.54% and 0.79%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2026 without the Board’s consent. In addition, the manager has agreed to waive the Portfolio’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund (the “affiliated money market fund waiver”). The affiliated money market fund waiver is not subject to the recapture provision discussed below.
During the year ended December 31, 2024, fees waived and/or expenses reimbursed amounted to $8,689, all of which was an affiliated money market fund waiver.
FTFA is permitted to recapture amounts waived and/or reimbursed to a class within two years after the fiscal year in which FTFA earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will FTFA recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.
Pursuant to these arrangements, at December 31, 2024, the Portfolio had no remaining fee waivers and/or expense reimbursements subject to recapture by FTFA. For the year ended December 31, 2024, FTFA did not recapture any fees.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the Portfolio’s sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources. Franklin Templeton Investor Services, LLC (“Investor Services”) serves as the Portfolio’s shareholder servicing agent and acts as the Portfolio’s transfer agent and dividend-paying agent. Investor Services is an indirect, wholly-owned subsidiary of Franklin Resources. Each class of shares of the Portfolio pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations. Investor Services charges account-based fees based on the number of individual shareholder accounts, as well as a fixed percentage fee based on the total account-based fees charged. In addition, each class reimburses Investor Services for out of pocket expenses incurred. For the year ended December 31, 2024, the Portfolio incurred transfer agent fees as reported on the Statement of Operations, of which $810 was earned by Investor Services.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

3. Investments
During the year ended December 31, 2024, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency Obligations were as follows:

	Investments	U.S. Government & Agency Obligations
Purchases	$49,019,257	$248,353,294
Sales	137,692,296	318,830,216
At December 31, 2024, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost/Premiums Paid (Received)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$165,196,790	$1,511,375	$(11,944,664)	$(10,433,289)
Written options	(88,472)	35,405	(20,756)	14,649
Futures contracts	—	334,443	(539,612)	(205,169)
Forward foreign currency contracts	—	556,456	(528,255)	28,201
Swap contracts	(50,695)	191,336	(756,730)	(565,394)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statement of Assets and Liabilities at December 31, 2024.

ASSET DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[2]	$103,312	$879	—	—	$104,191
Futures contracts[3]	334,443	—	—	—	334,443
Forward foreign currency contracts	—	556,456	—	—	556,456
OTC swap contracts[4]	—	—	—	$22,477	22,477
Centrally cleared swap contracts[5]	157,868	—	$10,991	—	168,859
Total	$595,623	$557,335	$10,991	$22,477	$1,186,426

LIABILITY DERIVATIVES[1]
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Total
Written options	$73,672	$151	—	$73,823
Futures contracts[3]	539,612	—	—	539,612
Forward foreign currency contracts	—	528,255	—	528,255
OTC swap contracts[4]	637,613	—	—	637,613
Centrally cleared swap contracts[5]	108,280	—	$10,837	119,117
Total	$1,359,177	$528,406	$10,837	$1,898,420
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]	Market value of purchased options is reported in Investments in unaffiliated securities at value in the Statement of Assets and Liabilities.
[3]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of
Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of
Assets and Liabilities.

[4]	Values include premiums paid (received) on swap contracts which are shown separately in the Statement of Assets and Liabilities.
[5]
Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the
Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the
Statement of Assets and Liabilities.

The following tables provide information about the effect of derivatives and hedging activities on the Portfolio’s Statement of Operations for the year ended December 31, 2024. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Portfolio’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(2,833,304)	$(216,998)	—	—	$(3,050,302)
Futures contracts	1,997,251	—	—	—	1,997,251
Written options	1,067,812	50,424	—	—	1,118,236
Swap contracts	822,783	—	$27,351	$34,067	884,201
Forward foreign currency contracts	—	(798,296)	—	—	(798,296)
Total	$1,054,542	$(964,870)	$27,351	$34,067	$151,090

[1]	Net realized gain (loss) from purchased options is reported in Net Realized Gain (Loss) From Investment transactions in unaffiliated securities in the Statement of Operations.

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Market Risk	Total
Purchased options[1]	$(316,267)	$34,487	—	—	$(281,780)
Futures contracts	(2,581,863)	—	—	—	(2,581,863)
Written options	14,297	8,563	—	—	22,860
Swap contracts	(1,396,892)	—	$80,730	$22,477	(1,293,685)
Forward foreign currency contracts	—	(402,105)	—	—	(402,105)
Total	$(4,280,725)	$(359,055)	$80,730	$22,477	$(4,536,573)

[1]
The change in net unrealized appreciation (depreciation) from purchased options is reported in the Change in Net
Unrealized Appreciation (Depreciation) From Investments in unaffiliated securities in the Statement of
Operations.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

During the year ended December 31, 2024, the volume of derivative activity for the Portfolio was as follows:

Average Market Value
Purchased options	$309,902
Written options	179,645
Futures contracts (to buy)	137,562,015
Futures contracts (to sell)	45,968,782
Forward foreign currency contracts (to buy)	21,869,653
Forward foreign currency contracts (to sell)	23,241,488
Average Notional Balance
Interest rate swap contracts	$44,686,797
Credit default swap contracts (buy protection)	4,485,459
Credit default swap contracts (sell protection)	22,489,615
Total return swap contracts	838,769
The following table presents the Portfolio’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Portfolio as of December 31, 2024.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)[2,3]	Net Amount[4]
Bank of America N.A.	$281,180	$(26,553)	$254,627	—	$254,627
BNP Paribas SA	183,300	(77,918)	105,382	—	105,382
Citibank N.A.	5,015	(44,295)	(39,280)	—	(39,280)
Goldman Sachs Group Inc.	37,382	(191,739)	(154,357)	$140,000	(14,357)
JPMorgan Chase & Co.	72,935	(817,206)	(744,271)	630,000	(114,271)
Morgan Stanley & Co. Inc.	—	(8,308)	(8,308)	—	(8,308)
Total	$579,812	$(1,166,019)	$(586,207)	$770,000	$183,793

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Gross amounts are not offset in the Statement of Assets and Liabilities.
[3]	In some instances, the actual collateral received and/or pledged may be more than the amount shown here due to overcollateralization.
[4]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
5. Class specific expenses, waivers and/or expense reimbursements
The Portfolio has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
For the year ended December 31, 2024, class specific expenses were as follows:

	Service and/or Distribution Fees	Transfer Agent Fees
Class I	—	$398
Class II	$194,233	428
Total	$194,233	$826
For the year ended December 31, 2024, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Class I	$5,551
Class II	3,138
Total	$8,689
6. Distributions to shareholders by class

	Year Ended December 31, 2024	Year Ended December 31, 2023
Net Investment Income:
Class I	$5,666,114	$9,071,979
Class II	6,406,451	2,678,048
Total	$12,072,565	$11,750,027
7. Shares of beneficial interest
At December 31, 2024, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolio has the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.
Transactions in shares of each class were as follows:

	Year Ended December 31, 2024		Year Ended December 31, 2023
	Shares	Amount	Shares	Amount
Class I
Shares sold	7,934,411	$38,795,648	12,474,237	$61,865,306
Shares issued on reinvestment	1,212,536	5,666,114	1,889,995	9,071,979
Shares repurchased	(45,901,870)	(233,104,598)	(6,621,517)	(32,416,288)
Net increase (decrease)	(36,754,923)	$(188,642,836)	7,742,715	$38,520,997
Class II
Shares sold	2,410,714	$11,752,671	3,286,557	$16,131,922
Shares issued on reinvestment	1,378,112	6,406,451	557,927	2,678,048
Shares repurchased	(2,353,563)	(11,569,789)	(13,449,958)	(65,556,234)
Net increase (decrease)	1,435,263	$6,589,333	(9,605,474)	$(46,746,264)

Western Asset Core Plus VIT Portfolio 2024 Annual Report

8. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolio. The following company was considered an affiliated company for all or some portion of the year ended December 31, 2024. The following transactions were effected in such company for the year ended December 31, 2024.

	Affiliate Value at December 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$8,466,316	$150,357,331	150,357,331	$152,260,853	152,260,853

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at December 31, 2024
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$398,337	—	$6,562,794
9. Redemption facility
The Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, is a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on January 30, 2026.
Under the terms of the Global Credit Facility, the Portfolio shall, in addition to interest charged on any borrowings made by the Portfolio and other costs incurred by the Portfolio, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in the Statement of Operations. The Portfolio did not utilize the Global Credit Facility during the year ended December 31, 2024.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Notes to Financial Statements (cont’d)
10. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal years ended December 31, was as follows:

	2024	2023
Distributions paid from:
Ordinary income	$12,072,565	$11,750,027
As of December 31, 2024, the components of distributable earnings (loss) on a tax basis were as follows:

Deferred capital losses*	$(49,269,623)
Other book/tax temporary differences(a)	5,202
Unrealized appreciation (depreciation)(b)	(11,174,584)
Total distributable earnings (loss) — net	$(60,439,005)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the book/tax differences in the timing of the deductibility of various expenses.
(b)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales, Outstanding ARS Hyperinflation and other book/tax basis adjustments.

11. Operating segments
The Portfolio has adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Portfolio’s financial position or results of operations.
The Portfolio operates as a single operating segment, which is an investment portfolio. The Portfolio’s Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of assets and liabilities and the Statement of operations, along with the related Notes to the financial statements. The Portfolio’s portfolio holdings provide details of the Portfolio’s investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial highlights.

Western Asset Core Plus VIT Portfolio 2024 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason Partners Variable Income Trust and Shareholders of Western Asset Core Plus VIT Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Western Asset Core Plus VIT Portfolio (one of the portfolios constituting Legg Mason Partners Variable Income Trust, referred to hereafter as the “Portfolio”) as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, agent banks and brokers; when replies were not received, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Baltimore, Maryland
February 13, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.
Western Asset Core Plus VIT Portfolio 2024 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Portfolio is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Portfolio hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:

	Pursuant to:	Amount Reported
Section 163(j) Interest Earned	§163(j)	$12,964,814
Interest Earned from Federal Obligations	Note (1)	$1,602,404
Note (1) - The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.

Western Asset Core Plus VIT Portfolio

Changes in and Disagreements with AccountantsFor the period covered by this report
Not applicable.
Results of Meeting(s) of ShareholdersFor the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and OthersFor the period covered by this report
Refer to the financial statements included herein.
Western Asset Core Plus VIT Portfolio

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Western Asset
Core Plus VIT Portfolio
Trustees
Robert Abeles, Jr.
Jane F. Dasher
Anita L. DeFrantz
Susan B. Kerley
Michael Larson
Ronald L. Olson
Avedick B. Poladian
William E.B. Siart
Chair
Jaynie M. Studenmund
Peter J. Taylor
Jane Trust
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadvisers
Western Asset Management Company, LLC
Western Asset Management Company Limited
Western Asset Management Company Pte. Ltd.
Western Asset Management Company Ltd
Distributor
Franklin Distributors, LLC
Custodian
The Bank of New York Mellon
Transfer agent
Franklin Templeton Investor
Services, LLC
3344 Quality Drive
Rancho Cordova, CA 95670-7313
Independent registered
public accounting firm
PricewaterhouseCoopers LLP
Baltimore, MD
Western Asset Core Plus VIT Portfolio
The Portfolio is a separate investment series of Legg Mason Partners Variable Income Trust, a Maryland statutory trust.
Western Asset Core Plus VIT Portfolio
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Portfolio files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Portfolio’s Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolio at 877-6LM-FUND/656-3863.
Information on how the Portfolio voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolio uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolio at 877-6LM-FUND/656-3863, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Western Asset Core Plus VIT Portfolio. This report is not authorized for distribution to prospective investors in the Portfolio unless preceded or accompanied by a current prospectus.
Investors should consider the Portfolio’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Portfolio. Please read the prospectus carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Franklin Templeton Funds Privacy and Security Notice

Your Privacy Is Our Priority
Franklin Templeton* is committed to safeguarding your personal information. This notice is designed to provide you with a summary of the non-public personal information Franklin Templeton may collect and maintain about current or former individual investors; our policy regarding the use of that information; and the measures we take to safeguard the information. We do not sell individual investors’ non-public personal information to anyone and only share it as described in this notice.
Information We Collect
When you invest with us, you provide us with your non-public personal information. We collect and use this information to service your accounts and respond to your requests. The non-public personal information we may collect falls into the following categories:
•  Information we receive from you or your financial intermediary on applications or other forms, whether we receive the form in writing or electronically. For example, this information may include your name, address, tax identification number, birth date, investment selection, beneficiary information, and your personal bank account information and/or email address if you have provided that information.
•  Information about your transactions and account history with us, or with other companies that are part of Franklin Templeton, including transactions you request on our website or in our app. This category also includes your communications to us concerning your investments.
•  Information we receive from third parties (for example, to update your address if you move, obtain or verify your email address or obtain additional information to verify your identity).
•  Information collected from you online, such as your IP address or device ID and data gathered from your browsing activity and location. (For example, we may use cookies to collect device and browser information so our website recognizes your online preferences and device information.) Our website contains more information about cookies and similar technologies and ways you may limit them.
•  Other general information that we may obtain about you such as demographic information.
Disclosure Policy
To better service your accounts and process transactions or services you requested, we may share non-public personal information with other Franklin Templeton companies. From time to time we may also send you information about products/services offered by other Franklin Templeton companies although we will not share your non-public personal information with these companies without first offering you the opportunity to prevent that sharing.
NOT PART OF THE ANNUAL REPORT

Franklin Templeton Funds Privacy and Security Notice
(cont’d)
We will only share non-public personal information with outside parties in the limited circumstances permitted by law. For example, this includes situations where we need to share information with companies who work on our behalf to service or maintain your account or process transactions you requested, when the disclosure is to companies assisting us with our own marketing efforts, when the disclosure is to a party representing you, or when required by law (for example, in response to legal process). Additionally, we will ensure that any outside companies working on our behalf, or with whom we have joint marketing agreements, are under contractual obligations to protect the confidentiality of your information, and to use it only to provide the services we asked them to perform.
Confidentiality and Security
Our employees are required to follow procedures with respect to maintaining the confidentiality of our investors’ non-public personal information. Additionally, we maintain physical, electronic and procedural safeguards to protect the information. This includes performing ongoing evaluations of our systems containing investor information and making changes when appropriate.
At all times, you may view our current privacy notice on our website at
https://www.franklintempleton.com/help/privacy-policy or contact us for a copy at (800) 632-2301.
*For purposes of this privacy notice Franklin Templeton shall refer to the following entities:
Fiduciary Trust International of the South (FTIOS), as custodian for individual retirement plans
Franklin Advisers, Inc.
Franklin Distributors, LLC, including as program manager of the Franklin Templeton 529 College Savings Plan and the NJBEST 529 College Savings Plan
Franklin Mutual Advisers, LLC
Franklin, Templeton and Mutual Series Funds
Franklin Templeton Institutional, LLC
Franklin Templeton Investments Corp., Canada
Franklin Templeton Investments Management, Limited UK
Legg Mason Funds
Templeton Asset Management, Limited
Templeton Global Advisors, Limited
Templeton Investment Counsel, LLC
If you are a customer of other Franklin Templeton affiliates and you receive notices from them, you will need to read those notices separately.
NOT PART OF THE ANNUAL REPORT

90086-AFSOI 2/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Income Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 19, 2025

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 19, 2025